As filed with the SEC on April 27, 2007
Registration No. 33-42376
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. []
Post-Effective Amendment No. 20 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 24 [X]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JON J. SKILLMAN
President
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2007, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Exhibit Index Appears on Page __

Prospectus

Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life," "we," "us," the "Company," or "EFILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of fifty-five variable Subaccounts of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account").

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Guaranteed Account").

The Funds of the investment options in the Variable Account are managed by Fidelity Management and Research Company ("FMR"). Others are managed by Strategic Advisers, Inc. ("Strategic Advisers"), an affiliate of FMR. Other Funds are managed or sub-advised by Geode Capital Management, LLC ("Geode"), J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), OppenheimerFunds, Inc. ("Oppenheimer"), Morgan Stanley Investment Management Inc. ("Morgan Stanley"), Credit Suisse Asset Management, LLC ("Credit Suisse"), and Lazard Asset Management, LLC ("Lazard"). All portfolios available in this prospectus are collectively known as the "Funds."

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2007. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Empire Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by the current prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2007

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payments	<Click Here>
Trading Among Variable Subaccounts	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose A Short-Term Redemption Fee	<Click Here>
Death Benefit	<Click Here>
Required Distributions Upon Death	<Click Here>
Annuity Date	<Click Here>
Selection of Annuity Income Options	<Click Here>
Fixed, Variable, or Combination Annuity Income Options	<Click Here>
Types of Annuity Income Options	<Click Here>
Reports to Owners	<Click Here>
The Guaranteed Account	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions	<Click Here>
Selling the Contracts	<Click Here>
Automatic Deduction Plan	<Click Here>
Availability of Unisex	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Postponement of Payment	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for a Subaccount	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity income payments are based.

Annuitant's Beneficiary - The person who receives the proceeds in the event of the death of the last surviving Annuitant.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity income payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime.

Code - The Internal Revenue Code of 1986, as amended.

Contingent Annuitant - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner or You - The person or persons who may exercise the rights and privileges under the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Annuitant's Beneficiary upon the death of the last surviving Annuitant before the Annuity Date.

Guaranteed Account - A fixed-rate investment option funded through Empire Fidelity Investments Life's general account. Empire Fidelity Investments Life credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the "Fixed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Owner's Beneficiary - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

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Summary of the Contract

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account." We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis; or

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additions to a Qualified Contract as long as each addition is at least $2,500. Some Contracts may have lower minimums.

Investment Options

Your may direct your money to one or more of the fifty-five Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in the "The Funds" below. The Funds are managed or sub-advised by FMR, Strategic Advisers, Geode, J.P. Morgan, Oppenheimer, Morgan Stanley, Credit Suisse, and Lazard. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus. Except for the Fidelity VIP Money Market Portfolio, each Fund is intended for long-term investment and varies daily in price.

Fixed Account

You may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account"), although we may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our General Account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract. The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page <Click Here>.

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Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page <Click Here>. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page <Click Here>.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the last surviving Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Annuitant's Beneficiary you select. See Death Benefit on page <Click Here>. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page <Click Here>.

Charges

We assess the following charges:

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year. We deduct this charge from your Contract Value. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. The criteria for waiving the charge does not use balances or values from other Contracts or accounts you may own with EFILI or Fidelity Investments.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Guaranteed Account.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. We reserve the right to deduct premium taxes when we incur such taxes.

(5) Federal Income Taxes.

(6) Exchange Charge.

(7) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses which are described in the accompanying prospectuses for the Funds.

(8) Other Taxes.

For further information on the charges described above, see Charges on page <Click Here>.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

You may return your Contract for a refund within 30 calendar days after you receive the Contract. We will refund your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. See Free Look Privilege on page <Click Here>.

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Important

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between you and us and should be retained.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$15.00A

A Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge	Maximum Charge
Annual Maintenance Charge	$30.00A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%	Same as current
Daily Administrative Charge	0.05%	Same as current
Total Separate Account Annual Expenses	0.80%	Same as current

A We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) 	0.10%	1.70%

Some Portfolios impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio, and Fidelity VIP Telecommunications Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>.

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EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The Example assumes maximum contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$ 274	$ 841	$ 1435	$ 3041

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$ 254	$ 782	$ 1335	$ 2846

Facts about Empire Fidelity Investments Life,
the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

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THE FUNDS

There are currently fifty-five Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
VIP International Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Freedom Income	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Freedom 2005	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2010	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2015	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2020	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2025	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2030	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP FundsManager 20%	Seeks high current income and, as a secondary objective, capital appreciation	Strategic Advisers, Inc.
VIP FundsManager 50%	Seeks high total return	Strategic Advisers, Inc.
VIP FundsManager 70%	Seeks high total return	Strategic Advisers, Inc.
VIP FundsManager 85%	Seeks high total return	Strategic Advisers, Inc.
VIP Aggressive Growth	Seeks capital appreciation	Fidelity Management & Research Company
VIP Growth Stock	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Leaders	Seeks capital appreciation	Fidelity Management & Research Company
VIP Money Market	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
VIP High Income	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
VIP Overseas	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Dynamic Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Strategies	Seeks capital appreciation	Fidelity Management & Research Company
VIP Strategic Income	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
VIP Real Estate	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index 	Fidelity Management & Research Company
VIP Equity-Income	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index 	Fidelity Management & Research Company
VIP Growth	Seeks to achieve capital appreciation	Fidelity Management & Research Company
VIP Asset ManagerSM	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
VIP Investment Grade Bond	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
VIP Index 500 	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
VIP Disciplined Small Cap	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
VIP Asset Manager: Growth®	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
VIP Contrafund®	Seeks long-term capital appreciation	Fidelity Management & Research Company
VIP Growth & Income	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
VIP Growth Opportunities	Seeks to provide capital growth	Fidelity Management & Research Company
VIP Balanced	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
VIP Mid Cap	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Consumer Discretionary[1]	Seeks capital appreciation	Fidelity Management & Research Company
VIP Industrials[2]	Seeks capital appreciation	Fidelity Management & Research Company
VIP Financial Services	Seeks capital appreciation	Fidelity Management & Research Company
VIP Health Care	Seeks capital appreciation	Fidelity Management & Research Company
VIP Energy[3]	Seeks capital appreciation	Fidelity Management & Research Company
VIP Technology	Seeks capital appreciation	Fidelity Management & Research Company
VIP Utilities[4]	Seeks capital appreciation	Fidelity Management & Research Company
VIP Consumer Staples	Seeks capital appreciation	Fidelity Management & Research Company
VIP Materials	Seeks capital appreciation	Fidelity Management & Research Company
VIP Telecommunications	Seeks capital appreciation	Fidelity Management & Research Company
Strategic Advisers Mid Cap Value	Seeks long-term growth of capital	Strategic Advisers, Inc./ J.P. Morgan Investment Management, Inc.
Strategic Advisers Small Cap	Seeks capital appreciation	Strategic Advisers, Inc./ OppenheimerFunds, Inc.
MORGAN STANLEY
Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Investment Management Inc.
International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Investment Management Inc.
CREDIT SUISSE
International Focus	Seeks long-term capital appreciation	Credit Suisse Asset Management, LLC
Global Small Cap	Seeks long-term growth of capital by investing in equity securities of small companies from a broad range of countries	Credit Suisse Asset Management, LLC
Small Cap Core I5	Seeks capital growth by investing in equity securities of small U.S. companies	Credit Suisse Asset Management, LLC
LAZARD
Retirement Emerging Markets	Seeks long-term capital appreciation	Lazard Asset Management, LLC

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442.

1 Formerly known as Fidelity VIP Consumer Industries.

2 Formerly known as Fidelity VIP Cyclical Industries.

3 Formerly known as Fidelity VIP Natural Resources.

4 Formerly known as Fidelity VIP Telecommunications & Utilities Growth.

5 Formerly known as Credit Suisse Small Cap Growth.

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Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page <Click Here>.
  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. The proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).
  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date.

If we receive an incomplete application, we will request the information necessary to complete the application. Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Additional Payments to Contracts

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA. See Tax Considerations on page <Click Here>. The smallest such payment we will accept is generally $2,500.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). To make an additional Purchase Payment of more than $100,000 from another Fidelity Account you must do so in writing. Any Fidelity Account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

We will credit net purchase payments allocated to the variable Subaccounts to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page <Click Here>. We will credit net purchase payments allocated to the Guaranteed Account to your Contract as of the date the payment is received at our Annuity Service Center. See The Guaranteed Account on page <Click Here>.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 30 calendar days after you receive it (the "free look period"). If your free look period ends on a non-business day, the next business day will be used. If you choose not to retain your Contract, return it to our Annuity Service Center or any authorized representative of Empire Fidelity Investments Life within the free look period. We will cancel the Contract and refund promptly your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account.

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INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

We will direct the portion of your net purchase payment allocated to the Variable Account in the variable Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccounts following receipt of your payment at the Annuity Service Center. If you elect to invest in a particular investment option, you must allocate at least 5% of your purchase payment to that option. All percentage allocations must be in whole numbers.

On the date we receive your payment at the Annuity Service Center, we will credit the portion of your net purchase payments allocated to the Guaranteed Account. Prior to the Annuity Date, you may not allocate more than $50,000 (including transfers) to the Guaranteed Account during any one Contract Year. You may not allocate more than 25% of any Purchase Payment to the Guaranteed Account and you may not make more than one transfer to the Guaranteed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per Contract Year. Empire Fidelity Investments Life also reserves the right to charge no more than $15 for each exchange in excess of six per Contract Year. Currently there is no such charge. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by providing the Annuity Service Center with instructions in writing or by telephone or on our Internet website.

  Trading by Telephone or Internet

Empire Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchanges, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

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Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners.

EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in Other Funds - may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures. EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

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(2) Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3) Dollar cost averaging, automatic rebalancing, automatic annuity builder and annuity payments will not count toward an Investment Option's roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Investment Options

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

  Guaranteed Account Transfers

You may currently make one transfer per Contract Year from the Variable Account to the Guaranteed Account, but the total of such transfer plus any Purchase Payment amounts allocated to the Guaranteed Account during that Contract Year may not exceed $50,000. Also, for any transfer from the Variable Account to the Guaranteed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

The amount that may be transferred from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Guaranteed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer or an additional payment into the Guaranteed Account during the 12 months following a transfer out of the Guaranteed Account.

When you withdraw or transfer amounts out of the Guaranteed Account, the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2008, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Guaranteed Account on page <Click Here>.

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page <Click Here>.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page <Click Here>.

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WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Empire Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page <Click Here>. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Partial withdrawals will be taken from your Contract Value invested in the Variable Account.

If the total withdrawal amount exceeds your Contract Value invested in the Variable Account, we will deduct the excess from the Guaranteed Account. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See Postponement of Payment on page <Click Here>.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria:

1. Withdrawals of $500 to $100,000 with no more than $100,000 being withdrawn within a seven day period. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered owners.)

2. The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3. For contracts that have had an address change in the last 15 days, the limit is $10,000. (Withdrawals greater than $10,000 must be requested in writing with a signature guarantee from all registered owners.)

4. The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5. The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6. Withdrawals requested by beneficiaries must be requested in writing.

7. Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If the systematic withdrawal amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

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Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership.

2. Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1. Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with EFILI or Fidelity Investments.

Prior to the Annuity Date, we will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge when the Contract is surrendered.

2. Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.05%.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee to never increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the last surviving Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page <Click Here>. The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payments and we reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5. Federal Income Taxes. We reserve the right to deduct a charge for the purpose of recovering a portion of our federal income tax expense that is determined solely from the amount of premiums received. No such charge is currently being deducted. Therefore, we currently allocate the entire amount of your purchase payments to the investment options you select.

6. Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

7. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

8. Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Empire Fidelity Investments Life's Taxes on page <Click Here>.

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CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Twelve Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by EFILI, and are part of the Fund's assets. The twelve Portfolios that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio, and Fidelity VIP Telecommunications Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Annuitant's Beneficiary you have designated. If the death of the last surviving Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of: (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals and any partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals and partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawals or partial 1035 exchange.

2) The Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable, or combination annuity.

If you have not selected an annuity income option and the death of the last surviving Annuitant occurs prior to the Annuity Date, the Annuitant's Beneficiary may choose an available annuity income option for the Death Benefit.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death, as defined above, is received by the Company at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within 5 years after the death of the Owner (including any Owner who is also the Annuitant). However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the entire interest is payable over the lifetime (or over a period not extending beyond the life expectancy) of the recipient with distributions beginning within one year of the date of death and the recipient makes this election within 60 days of the date of death; or (2) the Owner's spouse is the recipient, in which case the spouse may elect to continue the Contract and become the Owner.

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If the Owner is a trust or other "non-natural person" and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Owner was a living person who died prior to the Annuity Date.

If the Contract is owned jointly and either Owner dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the surviving Owner. If prior to the Annuity Date either Owner dies and the deceased Owner is also the last surviving Annuitant, the entire interest will be paid to the Annuitant's Beneficiary.

The rules regarding required distributions after the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed. The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Option No. 3 under Types of Annuity Income Options on page <Click Here>.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, we will transfer your Contract Value to the Guaranteed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) the then current interest rates used to determine fixed annuity income payments. In no event will the interest rate be less than 3.5%.

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%.

We calculate all subsequent variable annuity income payments based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable annuity income payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

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  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

  Important

After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value would provide less than $20 of monthly income, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

1. Life Annuity. We will make annuity income payments monthly during the Annuitant's lifetime ceasing with the last income payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly income payments.

2. Joint and Survivor Annuity. Under this option we will provide monthly annuity income payments during the joint lifetimes of the Annuitant and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option for Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly annuity income payments during the lifetime of the Annuitant, and in any event, for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant's Beneficiary during the remaining months of the term selected. However, the Annuitant's Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant's Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant's Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant's Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant's Beneficiary is received at the Annuity Service Center.

You may choose to have annuity income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value and any other information required by state law, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

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The Guaranteed Account

Because of exemptive and exclusionary provisions, interests in the Guaranteed Account option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Guaranteed Account option are not subject to the provisions of those Acts, and Empire Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Guaranteed Account option. Disclosures regarding the Guaranteed Account option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Guaranteed Account

  As noted earlier, you may allocate a portion of your net purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account."
  Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.
  We guarantee that funds held in the Guaranteed Account will accrue daily at the minimum interest rate that is required by law.
  When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

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In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of any Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

  Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option.

An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-Qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

The taxable portion of a distribution is generally taxed as ordinary income.

  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-Qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a qualified Contract is zero, and the partial withdrawal will be fully taxed.

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All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Empire Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As the Owner named in the application, you have the rights and privileges specified in the Contract.

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Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-Qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. On the Annuity Date, all of the Owner's rights pass to the Annuitant.

2. Annuitant's Beneficiary. The Annuitant's Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant's Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant's Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. Owner's Beneficiary. The Owner's Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner's Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

4. Contingent Annuitant. Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday; (b) the Contract's fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-Qualified Contract is owned by a non-natural person.

5. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

6. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page <Click Here>. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a Qualified Contract. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

7. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR Corp., our ultimate parent company, will distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds.

The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. sales compensation of no more than 3% of payments received.

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AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

AVAILABILITY OF UNISEX

We base annuity income payments, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, Federal law may require that annuity income payments be determined without regard to sex. A special endorsement to the Contract is available for this purpose. For questions regarding unisex requirements, you should consult with qualified counsel.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the Exchange Date). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Portfolios. For more details about this fee, including a list of the Portfolios that impose it, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>.

  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.
  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.

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  However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners.
  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

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Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

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Appendix A

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	19.71	20.51	3,454,632
2005	19.29	19.71	3,417,637
2004	19.21	19.29	3,698,367
2003	19.18	19.21	4,363,388
2002	19.01	19.18	6,516,221
2001	18.39	19.01	7,752,678
2000	17.44	18.39	6,407,471
1999	16.72	17.44	4,136,411
1998	15.98	16.72	3,614,051
1997	15.30	15.98	2,510,803
1996	14.66	15.30	3,144,313

High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	28.54	31.49	556,829
2005	28.01	28.54	697,172
2004	25.76	28.01	874,466
2003	20.41	25.76	943,788
2002	19.89	20.41	875,338
2001	22.71	19.89	516,815
2000	29.53	22.71	546,640
1999	27.53	29.53	638,885
1998	29.00	27.53	854,157
1997	24.89	29.00	868,993
1996	22.05	24.89	820,013

Accumulation Unit Values for the new funds will be reported once the funds have completed at fiscal year end 2007.

EVA7

Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	57.74	68.85	1,580,259
2005	54.98	57.74	1,814,191
2004	49.70	54.98	2,084,808
2003	38.44	49.70	2,066,220
2002	46.65	38.44	2,080,260
2001	49.49	46.65	2,469,234
2000	46.01	49.49	2,473,943
1999	43.62	46.01	3,107,272
1998	39.39	43.62	3,922,539
1997	31.05	39.39	4,666,312
1996	27.44	31.05	4,755,212

Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	57.23	60.67	1,068,219
2005	54.53	57.23	1,312,296
2004	53.18	54.53	1,586,764
2003	40.35	53.18	1,886,270
2002	58.20	40.35	1,848,860
2001	71.24	58.20	2,251,331
2000	80.67	71.24	2,597,027
1999	59.17	80.67	2,559,285
1998	42.76	59.17	2,171,438
1997	34.97	42.76	2,229,721
1996	30.80	34.97	2,503,391

Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	28.30	29.30	1,393,895
2005	27.92	28.30	1,839,613
2004	26.95	27.92	2,019,332
2003	25.82	26.95	2,428,368
2002	23.59	25.82	3,274,381
2001	21.92	23.59	2,700,700
2000	19.87	21.92	960,552
1999	20.24	19.87	854,243
1998	18.75	20.24	986,932
1997	17.36	18.75	442,121
1996	16.99	17.36	382,801

EVA7

Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	32.36	34.45	 1,455,349
2005	31.35	32.36	1,765,227
2004	29.97	31.35	1,979,586
2003	25.61	29.97	2,032,574
2002	28.28	25.61	2,107,097
2001	29.73	28.28	2,470,528
2000	31.19	29.73	2,617,181
1999	28.30	31.19	2,929,733
1998	24.80	28.30	3,305,949
1997	20.76	24.80	3,604,315
1996	18.29	20.76	3,900,514

Index 500 Subaccount

Accumulation Unit Value at 2003 Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 33.23	 38.15	 1,861,687
2005	31.95	33.23	2,253,883
2004	29.12	31.95	2,529,910
2003	22.86	29.12	2,511,912
2002	29.64	22.86	2,454,902
2001	33.99	29.64	2,780,870
2000	37.78	33.99	2,962,199
1999	31.60	37.78	3,374,350
1998	24.83	31.60	3,273,507
1997	18.90	24.83	3,001,334
1996	15.54	18.90	1,887,371

Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 21.21	 22.51	 548,843
2005	20.58	21.21	656,176
2004	19.57	20.58	818,748
2003	16.00	19.57	863,900
2002	19.09	16.00	923,298
2001	20.78	19.09	1,047,906
2000	23.93	20.78	1,211,816
1999	20.93	23.93	1,348,488
1998	17.95	20.93	1,483,958
1997	14.50	17.95	1,760,200
1996	12.20	14.50	1,163,007

EVA7

Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 39.96	 44.28	 3,735,425
2005	34.44	39.96	4,356,361
2004	30.07	34.44	4,298,023
2003	23.60	30.07	4,155,065
2002	26.24	23.60	4,337,812
2001	30.14	26.24	4,850,095
2000	32.54	30.14	5,520,275
1999	26.40	32.54	6,109,331
1998	20.47	26.40	6,211,520
1997	16.66	20.47	6,419,636
1996	13.87	16.66	5,882,023

Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 12.94	 13.54	 679,611
2005	11.98	12.94	927,911
2004	11.27	11.98	1,078,487
2003	8.75	11.27	1,094,087
2002	11.28	8.75	918,220
2001	13.29	11.28	1,030,600
2000	16.15	13.29	1,206,454
1999	15.62	16.15	1,944,990
1998	12.63	15.62	2,691,359
1997*	10.00	12.63	2,558,459

* Period from 1/27/97 to 12/31/97

Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 15.60	 17.29	 930,355
2005	14.87	15.60	1,001,470
2004	14.21	14.87	923,215
2003	12.17	14.21	923,908
2002	13.44	12.17	742,286
2001	13.77	13.44	696,812
2000	14.50	13.77	544,049
1999	13.98	14.50	618,139
1998	11.98	13.98	537,166
1997*	10.00	11.98	371,377

* Period from 1/27/97 to 12/31/97

EVA7

Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 17.38	 19.52	 1,185,337
2005	16.28	17.38	1,412,491
2004	15.51	16.28	1,794,045
2003	12.63	15.51	2,068,732
2002	15.27	12.63	1,990,384
2001	16.87	15.27	2,319,955
2000	17.65	16.87	2,461,764
1999	16.29	17.65	3,400,637
1998	12.68	16.29	3,974,242
1997*	10.00	12.68	2,163,555

* Period from 1/27/97 to 12/31/97

Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 19.26	 21.53	 2,876,316
2005	16.41	19.26	3,490,196
2004	13.24	16.41	3,714,877
2003	9.63	13.24	3,063,106
2002	10.76	9.63	3,091,996
2001	11.21	10.76	3,355,924
2000*	10.00	11.21	3,559,175

* Period from 4/30/00 to 12/31/00

Consumer Discretionary

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 11.16	 12.47	 55,339
2005	10.93	11.16	38,558
2004	10.08	10.93	64,349
2003	8.12	10.08	59,696
2002	9.79	8.12	70,774
2001*	10.00	9.79	30,048

* Period from 7/30/01 to 12/31/01

Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 15.25	 17.50	 215,769
2005	13.62	15.25	222,978
2004	11.06	13.62	248,003
2003	8.06	11.06	101,600
2002	10.12	8.06	35,016
2001*	10.00	10.12	40,188

* Period from 7/30/01 to 12/31/01

EVA7

Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 13.14	 15.16	 282,958
2005	12.30	13.14	253,125
2004	11.09	12.30	318,253
2003	8.56	11.09	308,770
2002	9.74	8.56	283,895
2001*	10.00	9.74	220,235

* Period from 7/30/01 to 12/31/01

Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 12.09	 12.76	 530,350
2005	10.42	12.09	753,832
2004	9.64	10.42	660,277
2003	8.36	9.64	487,009
2002	10.17	8.36	451,704
2001*	10.00	10.17	485,975

* Period from 7/30/01 to 12/31/01

Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 19.02	 22.06	 864,869
2005	13.10	19.02	1,150,745
2004	10.66	13.10	661,071
2003	8.22	10.66	194,772
2002	9.38	8.22	128,633
2001*	10.00	9.38	61,169

* Period from 7/30/01 to 12/31/01

Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.11	 10.85	 542,628
2005	9.19	10.11	657,014
2004	9.22	9.19	1,012,717
2003	5.84	9.22	1,298,208
2002	9.46	5.84	416,025
2001*	10.00	9.46	365,896

* Period from 7/30/01 to 12/31/01

Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.15	 13.27	 397,752
2005	9.34	10.15	278,269
2004	7.56	9.34	202,533
2003	6.04	7.56	54,773
2002	8.68	6.04	53,612
2001*	10.00	8.68	51,910

* Period from 7/30/01 to 12/31/01

EVA7

Dynamic Capital Appreciation

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 13.34	 15.09	 292,553
2005	11.10	13.34	295,657
2004	11.04	11.10	151,353
2003*	10.00	11.04	78,411

* Period from 9/26/2003 to 12/31/2003

Real Estate

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 16.71	 22.66	 658,620
2005	14.63	16.71	679,141
2004	11.00	14.63	677,953
2003*	10.00	11.00	160,097

* Period from 9/26/2003 to 12/31/2003

Value Strategies

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 13.12	 15.15	 627,907
2005	12.89	13.12	854,391
2004	11.38	12.89	1,317,623
2003*	10.00	11.38	760,895

* Period from 9/26/2003 to 12/31/2003

Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 19.26	 21.17	 176,315
2005	17.30	19.26	278,130
2004	15.84	17.30	263,269
2003	12.49	15.84	302,890
2002	11.53	12.49	173,502
2001	10.56	11.53	104,824
2000	9.55	10.56	66,876
1999	7.44	9.55	29,863
1998	10.48	7.44	36,909
1997*	10.00	10.48	32,130

* Period from 11/24/97 to 12/31/97

EVA7

Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 17.87	 24.31	 1,010,383
2005	13.45	17.87	1,414,751
2004	11.02	13.45	907,028
2003	7.42	11.02	1,006,217
2002	8.21	7.42	439,225
2001	8.85	8.21	367,417
2000	14.68	8.85	446,604
1999	7.56	14.68	377,828
1998	10.05	7.56	71,567
1997*	10.00	10.05	20,806

* Period from 11/24/97 to 12/31/97

Global Value Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 15.16	 18.22	 280,321
2005	14.44	15.16	370,679
2004	12.82	14.44	378,809
2003	10.02	12.82	282,897
2002	12.15	10.02	277,957
2001	13.18	12.15	154,160
2000	11.92	13.18	109,456
1999	11.54	11.92	125,106
1998	10.25	11.54	152,473
1997*	10.00	10.25	29,979

* Period from 11/24/97 to 12/31/97

International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 12.31	 15.28	 414,081
2005	11.17	12.31	364,310
2004	9.60	11.17	329,016
2003	7.59	9.60	263,524
2002	9.20	7.59	242,075
2001	11.49	9.20	73,201
2000	13.23	11.49	80,524
1999	10.65	13.23	76,112
1998	9.86	10.65	75,635
1997*	10.00	9.86	17,042

* Period from 11/24/97 to 12/31/97

EVA7

International Focus Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 12.40	 14.59	 140,229
2005	10.64	12.40	140,414
2004	9.35	10.64	138,874
2003	7.08	9.35	149,225
2002	8.91	7.08	144,284
2001	11.56	8.91	154,415
2000	15.73	11.56	200,480
1999	10.33	15.73	123,854
1998	9.89	10.33	29,229
1997*	10.00	9.89	3,206

* Period from 11/24/97 to 12/31/97

Global Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 12.90	 14.49	 130,978
2005	11.20	12.90	157,655
2004	9.57	11.20	167,247
2003	6.53	9.57	535,736
2002	10.00	6.53	111,573
2001	14.13	10.00	145,542
2000	17.57	14.13	195,085
1999	10.83	17.57	51,197
1998	10.25	10.83	45,815
1997*	10.00	10.25	6,514

* Period from 11/24/97 to 12/31/97

Small Cap Core I Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 11.47	 11.92	 269,326
2005	11.88	11.47	376,256
2004	10.81	11.88	614,004
2003	7.33	10.81	787,236
2002	11.15	7.33	407,244
2001	13.38	11.15	534,508
2000	16.47	13.38	674,515
1999	9.82	16.47	258,085
1998	10.19	9.82	93,472
1997*	10.00	10.19	28,265

* Period from 11/24/97 to 12/31/97

EVA7

Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 11.14	 11.92	 651,921
2005	10.89	11.14	837,391
2004*	10.00	10.89	528,201

* Period from 4/30/04 to 12/31/04

Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 13.14	 15.39	 654,177
2005	11.12	13.14	527,431
2004*	10.00	11.12	344,160

* Period from 4/30/04 to 12/31/04

Aggressive Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.87	 11.70	 33,634
2005*	10.00	10.87	28,781

* Period from 8/15/2005 to 12/31/2005

Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.48	 11.40	 43,283
2005*	10.00	10.48	13,525

* Period from 8/15/2005 to 12/31/2005

Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.51	 11.45	 173,835
2005*	10.00	10.51	218,559

* Period from 8/15/2005 to 12/31/2005

Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.64	 11.72	 305,269
2005*	10.00	10.64	231,018

* Period from 8/15/2005 to 12/31/2005

Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.74	 11.92	 201,599
2005*	10.00	10.74	184,776

* Period from 8/15/2005 to 12/31/2005

EVA7

Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.80	 12.05	 84,317
2005*	10.00	10.80	31,262

* Period from 8/15/2005 to 12/31/2005

Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.89	 12.23	 82,347
2005*	10.00	10.89	46,368

* Period from 8/15/2005 to 12/31/2005

Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.23	 10.86	 88,540
2005*	10.00	10.23	71,044

* Period from 8/15/2005 to 12/31/2005

Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.58	 10.61	 33,503
2005*	10.00	10.58	123,669

* Period from 8/15/2005 to 12/31/2005

International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 11.38	 12.93	 145,334
2005*	10.00	11.38	37,103

* Period from 8/15/2005 to 12/31/2005

Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.83	 12.37	 171,672
2005*	10.00	10.83	181,140

* Period from 8/15/2005 to 12/31/2005

Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.66	 12.13	 129,415
2005*	10.00	10.66	57,638

* Period from 8/15/2005 to 12/31/2005

EVA7

FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	 10.00	 10.42	 25,441

* Period from 5/1/2006 to 12/31/2006

FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	 10.00	 10.55	 220,326

* Period from 5/1/2006 to 12/31/2006

FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	 10.00	 10.64	 262,663

* Period from 5/1/2006 to 12/31/2006

FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	 10.00	 10.66	 308,436

* Period from 5/1/2006 to 12/31/2006

Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	 10.00	 10.10	 35,378

* Period from 5/1/2006 to 12/31/2006

Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	 10.00	 11.00	 167,397

* Period from 5/1/2006 to 12/31/2006

The financial statements of the Variable Account appear in the Statement of Additional Information.

EVA7

Table of Contents of the
Statement of Additional Information

Service Agreements	2
Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	3
Unavailability of Annuity Income Options in Certain Circumstances	3
IRS Required Distributions	3
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	4
Experts	4
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-6388
EVA7-PRO-0407
1.756512.108

EVA7

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within thirty (30) days of the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your contract value at the time of revocation plus any amount deducted from your contribution prior to such time. If you revoke within the first seven (7) days you will receive the entire amount you paid if it is greater than the contract value.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them, except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

(c) Single sum payment; or

Not Part of the Prospectus

FVA-91200

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20. The Contract has been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Guaranteed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Guaranteed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

25. As further described in the prospectus, the following are all the charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

Not Part of the Prospectus

FVA-91200

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Guaranteed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Guaranteed Account.

Not Part of the Prospectus

FVA-91200

THIS PAGE INTENTIONALLY LEFT BLANK

Not Part of the Prospectus

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2007

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2007, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Service Agreements	<Click Here>
Accumulation Units	<Click Here>
Fixed Annuity Income Payments	<Click Here>
Exchanges Among Subaccounts After the Annuity Date	<Click Here>
Unavailability of Annuity Income Options in Certain Circumstances	<Click Here>
IRS Required Distributions	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EVA7-ptb-0407
1.756513.108

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1. FMR Corp.: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications; (11) government affairs; and (12) treasury services (banking relationship management and reporting, capital planning).

2. Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with the NASD and (b) taking professional qualifications examinations.

3. National Financial Services LLC: (1) systems recording Company's general account holdings; (2) brokerage technology services; (3) print and mail functions, including check production.

4. Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5. Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6. Veritude LLC: (1) temporary staffing services.

7. Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC - Ireland Limited; (b) Fidelity Information Systems Company India (Private) Limited; or (c) Fidelity Investments Institutional Services Company, Inc.

8. Fidelity Investments Institutional Operations Company, Inc.: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; and (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the Prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.

For each variable Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the Contract's Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to exchange the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the right to limit exchanges after the Annuity Date to six per Contract Year.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met. If an annuity income option is selected by the designated beneficiary and if annuity income payments begin within one year of the Owner's death, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. However, for Qualified Contracts where the owner's spouse is the beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain Fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Empire Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2006 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

for the years ended December 31, 2006, 2005 and 2004

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR Corp.) at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 2 and 3 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

April 4, 2007

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
BALANCE SHEETS
(in thousands, except share data) December 31, 2006 and 2005

ASSETS	2006	2005

Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $70,649 in 2006 and $77,703 in 2005)	$ 70,332	$ 77,222

Total investments	70,332	77,222

Cash and cash equivalents	1,411	2,844
Accrued investment income	922	1,107
Deferred policy acquisition costs	28,307	27,208
Reinsurance deposit and receivables	102,184	74,495
Property and equipment, net	984	--
Other assets	368	160
Income taxes receivable	651	776
Separate account assets	1,278,060	1,094,807

Total assets	$ 1,483,219	$ 1,278,619

LIABILITIES

Future contract and policy benefits	$ 73,156	$ 62,099
Contractholder deposit funds	56,115	50,735
Deferred tax liability	5,791	5,573
Payable to parent and affiliates	574	475
Other liabilities and accrued expenses	136	218
Separate account liabilities	1,278,060	1,094,807

Total liabilities	1,413,832	1,213,907

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares
authorized; issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive loss	(149)	(181)
Retained earnings	54,036	49,393

Total stockholder's equity	69,387	64,712

Total liabilities and stockholder's equity	$ 1,483,219	$ 1,278,619

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	2006	2005	2004

Revenues:
Fees charged to contractholders	$ 9,566	$ 8,748	$ 8,507
Net investment income	3,183	3,024	2,851
Interest on reinsurance deposit	3,395	2,779	2,776
Fund administration fees	358	309	327
Net realized investment (losses) gains	(50)	143	304
Premiums	989	436	799

Total Revenue	17,441	15,439	15,564

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	7,398	6,553	5,054
Contract and policy benefits and expenses	3,704	3,889	4,054

Total benefits and expenses	11,102	10,442	9,108

Income before income taxes	6,339	4,997	6,456

Income tax expense	1,696	1,079	1,592

Income before cumulative effect of change in accounting principle	4,643	3,918	4,864

Cumulative effect of change in accounting principle (less applicable income tax expense of $12 in 2004)	--	--	23

Net income	4,643	3,918	4,887

Other comprehensive income, before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	5	(1,722)	(829)
Reclassification adjustment for net realized losses (gains) included in net income	50	(143)	(304)
(Provision) benefit for income taxes related to items of other comprehensive income	(23)	652	398

Other comprehensive income, net of tax	32	(1,213)	(735)

Comprehensive income	$ 4,675	$ 2,705	$ 4,152

(1)Includes affiliated party transactions (Note 8)

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2003	$ 2,000	$ 13,500	$ 1,767	$ 40,588	$ 57,855

Comprehensive income:
Net income	--	--	--	4,887	4,887
Other comprehensive income	--	--	(735)	--	(735)

Balance at December 31, 2004	2,000	13,500	1,032	45,475	62,007

Comprehensive income:
Net income	--	--	--	3,918	3,918
Other comprehensive income	--	--	(1,213)	--	(1,213)

Balance at December 31, 2005	2,000	13,500	(181)	49,393	64,712

Comprehensive income:
Net income	--	--	--	4,643	4,643
Other comprehensive income	--	--	32	--	32

Balance at December 31, 2006	$ 2,000	$ 13,500	$ (149)	$ 54,036	$ 69,387

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
STATEMENTS OF CASH FLOWS
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	2006	2005	2004
Cash flows from operating activities:
Net income	$ 4,643	$ 3,918	$ 4,887
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	508	787	917
Net realized investment losses (gains)	50	(143)	(304)
Cumulative effect of change in accounting principle	--	--	(23)
Provision (benefit) for deferred taxes	197	(363)	(91)
Change in assets and liabilities:
Accrued investment income	185	240	(32)
Change in deferred policy acquisition costs, net of amortization	(1,210)	1,601	443
Future contract and policy benefits, net	26,430	14,156	18,392
Reinsurance deposit and receivables	(27,689)	(10,692)	(16,857)
Payable to (receivable from) parent and affiliates, net	99	337	(600)
Income taxes	125	(846)	(217)
Other assets and other liabilities, net	(356)	(127)	(59)

Net cash provided by operating activities	2,982	8,868	6,456

Cash flows from investing activities:
Purchase of debt securities	(19,181)	(57,284)	(21,205)
Proceeds from sales of debt securities	14,209	49,296	16,101
Proceeds from maturities and calls of debt securities	11,471	5,065	2,690
Trades payable	73	--	--
Trades receivable	(7)	--	--
Capital expenditures	(984)	--	--

Net cash provided by (used for) investing activities	5,581	(2,923)	(2,414)

Cash flows from financing activities:
Deposits credited to variable annuity contracts	145,376	45,018	41,205
Deposits credited to fixed annuity contracts	9,264	3,579	4,707
Net transfers (to) from separate account	(53,363)	46,305	40,106
Withdrawals from variable annuity contracts	(103,693)	(94,174)	(85,416)
Withdrawals from fixed annuity contracts	(7,580)	(5,416)	(4,242)

Net cash used for financing activities	(9,996)	(4,688)	(3,640)

Net (decrease) increase in cash and cash equivalents	(1,433)	1,257	402

Cash and cash equivalents:
Beginning of year	2,844	1,587	1,185

End of year	$ 1,411	$ 2,844	$ 1,587

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR Corp. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, and the Lazard Retirement Series, Inc. The assets of the Variable Life Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust and the Lazard Retirement Series, Inc. Separate account assets are reported at the net asset value of such portfolios. Effective January 9, 2004, the Company closed the Old Mutual Insurance Series Funds and the Wells Fargo Advantage Variable Trust Funds to new money.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. In 2006, the Company sold its first variable universal life contracts, which are allocated to the Variable Life Account A.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values are derived from external market quotations. Debt securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $1,330,000 and $2,822,000 at December 31, 2006 and 2005, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity contractholders. Fund administration fees represent administration fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Statement of Position 03-01) on the variable annuity product, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future term-life premiums and GMDB assessments.

Future contract benefits for the variable and fixed annuity products are computed using interest rates ranging from 1% to 8% and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. ("FIA") in accordance with contractual agreements as described in Note 8 - "Affiliated Company Transactions", and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the lifetime of the policy generally estimated as the level term period for the term life insurance product, a 20-year period for the deferred annuity product, and a 30-year period for the variable immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgment about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on EFILI's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under the provisions of Statement of Position 98-1, "Accounting for Computer Software Developed or Obtained for Internal Use," which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Unamortized capitalized software development costs under SOP 98-1 of $984,000 and $0 are recorded in property and equipment in the balance sheets as of December 31, 2006 and 2005, respectively.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Adoption of New Accounting Pronouncements

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year.

The Company elected early adoption SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements as of January 1, 2005.

In May 2005, the Financial Accounting Standards Board ("FASB") issued Statements on Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")." SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This Statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions. Adoption of this statement had no impact on the Company's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate account assets and liabilities and a company's interest in such separate accounts. Reporting and measuring the Company's interest in its separate accounts as general accounts assets is based on the insurer's proportionate beneficial interest in the separate account's underlying assets. SOP 03-01 is effective for fiscal years beginning after December 15, 2003. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company had previously used. The Company adopted SOP 03-01 as of January 1, 2004 and recorded a cumulative effect of a change in accounting principle of $35,000, before taxes, in the statements of income and comprehensive income.

In March 2004, the FASB's Emerging Issues Task Force reached a consensus regarding the application of guidance for the evaluation of whether an investment is other than temporarily impaired under the requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Applications to Certain Investments" ("EITF No. 03-1"). During September 2004, the FASB delayed the effective date for the measurement and recognition guidance under EITF No. 03-1. However, the disclosure requirements, which were effective for fiscal years ending after December 15, 2003, were not deferred. During 2005, the FASB further modified the guidance by issuing FSP No. 115/124-1, "Accounting for Certain Investments in Debt and Equity Securities," effective for other than temporary impairments adopted for periods beginning after December 15, 2005. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The Company implemented the disclosures required by EITF No. 03-1 beginning with the year ended December 31, 2003.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Adoption of New Accounting Pronouncements

In February 2007, FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"). This statement provides an option to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are financial instruments, as well as under contracts that are not financial instruments, at fair value. Under SFAS No. 159, companies shall report unrealized gain and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. SFAS No. 159 will be effective for fiscal years after November 15, 2007. The effect of the first remeasurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company is currently considering whether it will adopt the fair value option for any of its assets or liabilities.

In September 2006, FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the inputs used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently assessing the impact SFAS No. 157 will have on its financial statements.

In July 2006, FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN No. 48"). This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by tax authorities. This guidance is effective for fiscal years beginning January 1, 2007. The adoption of this interpretation is not expected to have a material impact on the Company's financial statements.

On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155 (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this Statement. Any changes resulting from the adoption of this Statement should be recognized as a cumulative effect adjustment to beginning retained earnings. The Company is currently assessing the impact SFAS No. 155 will have on its financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. STATEMENT OF POSITION 03-01:

Effective January 1, 2004, the Company adopted SOP 03-01 (see Note 2 - New Accounting Pronouncements) and recorded a cumulative effect of a change in accounting principle of $23,000, net of income taxes. In 2003 and prior, the Company carried a GMDB reserve. Upon adoption, the Company increased its GMDB reserve as SOP 03-01 required the use of a specified reserve methodology which is different than the methodology previously used by the Company.

The following illustrates the components of the benefit (in thousands):

Increase in guaranteed minimum death benefit liability	$ (10)
Change in deferred acquisition costs	45
35
Provision for income taxes	(12)

Cumulative effect of change in accounting principle	$ 23

Guaranteed Minimum Death Benefits

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account in thousands:

	2006	2005
Beginning balance	$ 848	$ 1,051
Unlocking of benefit ratio	(113)	(269)
Interest on reserve	59	60
Claims paid	(391)	(262)
Accrual of benefit ratio	266	268

Ending balance	$ 669	$ 848

The reinsurance recoverables associated with GMDB were $626,000 and $786,000 at December 31, 2006 and 2005, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01 (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability, which the Company began utilizing upon adoption of SOP 03-01.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2-7% and 1-3%, respectively, depending on contract type and policy duration.
  The lapse rates for calendar years 2006 and later include additional lapses for actual and anticipated exchanges to a newer deferred variable annuity product. Based on actual experience the additional lapses for future anticipated exchanges are 6% for calendar year 2007, 3% for calendar year 2008 and 2% for all years thereafter.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2006 and 2005. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	2006	2005
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 879,345	$ 932,798
Net amount at risk	$ 27,890	$ 37,678
Average attained age of contractholders	64	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 57,204	$ 57,221
Net amount at risk	$ 10,235	$ 13,897
Average attained age of contractholders	68	67

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Debt securities	$ 3,632	$ 3,489	$ 3,486
Cash and cash equivalents	184	230	41
Total investment income	3,816	3,719	3,527
Less: Investment expenses	633	695	676
Net Investment Income	$ 3,183	$ 3,024	$ 2,851

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Debt securities
Gross realized gains	$ 13	$ 517	$ 336
Gross realized losses	$ 63	$ 374	$ 32

There were no realized investment losses as a result of other than temporary impairments for 2006, 2005 and 2004, respectively. There were no debt securities that were non-income producing for 2006, 2005 and 2004, respectively.

Net unrealized investment (losses) gains on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2006	2005	2004
	(in thousands)
Debt securities	$ (317)	$ (481)	$ 1,807
DAC	92	203	(220)
Deferred income tax benefit (expense)	76	97	(555)
	$ (149)	$ (181)	$ 1,032

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2006 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (31)	$ 7,651	50
Greater than 12 months	(640)	40,595	108
	$ (671)	$ 48,246	158
Below investment grade debt securities:
0-12 months	$ (27)	$ 1,029	5
Greater than 12 months	--	--	--
	$ (27)	$ 1,029	5

Debt securities that have been in a continuous unrealized loss position as of December 31, 2005 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (635)	$ 50,642	127
Greater than 12 months	(186)	6,453	28
	$ (821)	$ 57,095	155
Below investment grade debt securities:
0-12 months	$ (5)	$ 556	2
Greater than 12 months	--	--	--
	$ (5)	$ 556	2

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2006 and 2005. The majority of the securities are investment grade fixed maturities priced at or greater than 90% of amortized cost at December 31, 2006 and 2005. The decline in market value was primarily the result of an increase in interest rates from the security's purchase date.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, were as follows:

	December 31, 2006
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 13,803	$ 122	$ (93)	$ 13,832
Corporate debt securities	39,683	245	(485)	39,443
Mortgage backed securities	17,163	14	(120)	17,057

	$ 70,649	$ 381	$ (698)	$ 70,332
	December 31, 2005
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 12,576	$ 4	$ (89)	$ 12,491
Corporate debt securities	50,520	337	(661)	50,196
Mortgage backed securities	14,607	4	(76)	14,535

	$ 77,703	$ 345	$ (826)	$ 77,222

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 8,571	$ 8,529
Due after 1 year through 5 years	33,602	33,349
Due after 5 year through 10 years	9,407	9,495
Due after 10 years	1,906	1,902
Mortgage backed securities	17,163	17,057
	$ 70,649	$ 70,332

At December 31, 2006 and 2005, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2006, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $383,000 and $386,000, respectively. At December 31, 2005, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $405,000 and $409,000, respectively.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The estimated carrying amounts and fair values of the financial instruments as of December 31, were as follows:

	2006		2005
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 70,332	$ 70,332	$ 77,222	$ 77,222
Cash and cash equivalents (Note 2)	1,411	1,411	2,844	2,844
Reinsurance deposit and receivables	102,184	103,393	74,495	76,039
Separate account assets	1,278,060	1,278,060	1,094,807	1,094,807

	$ 1,451,987	$ 1,453,196	$ 1,249,368	$ 1,250,912

Financial Liabilities:
Future contract and policy benefits	$ 73,156	$ 73,155	$ 62,099	$ 62,059
Contractholder deposit funds	56,115	57,319	50,735	52,278
Separate account liabilities	1,278,060	1,278,060	1,094,807	1,094,807

	$ 1,407,331	$ 1,408,534	$ 1,207,641	$ 1,209,144

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Separate Accounts

Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Current:
Federal	$ 1,307	$ 1,186	$ 1,359
State	192	256	324
	1,499	1,442	1,683
Deferred:
Federal	197	(363)	(91)
State	--	--	--
	197	(363)	(91)
Provision for income taxes	$ 1,696	$ 1,079	$ 1,592

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to the franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

	Years Ended December 31,
	2006	2005
	(in thousands)
Deferred income tax liabilities:
Deferred policy acquisition costs	$ (7,345)	$ (7,251)
Unrealized losses on available-for-sale securities	108	168
Contractholder reserves	1,248	1,047
Deferred revenue	484	414
Capitalized software	(344)	--
Other, net	58	49

Net deferred tax liability	$ (5,791)	$ (5,573)

The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 2004 and thereafter. In management's opinion, adequate tax liabilities have been established for all open years.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

Income taxes were 26.8%, 21.6%, and 24.7% of pretax earnings in 2006, 2005 and 2004, respectively. The effective tax rates differed from the federal statutory income tax rate of 35% primarily due to dividends received deductions, foreign tax credits and state taxes.

The Company paid FILI federal and state income taxes of $1,374,000, $2,289,000 and $1,900,000 in 2006, 2005 and 2004, respectively, related to the Company's separate-company basis net operating results for the year. Intercompany tax balances are settled within 30 days of the actual tax payments.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for transfer to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2006, 2005 and 2004, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Statutory net income	$ 4,238	$ 5,546	$ 5,735
Statutory surplus	$ 49,301	$ 46,063	$ 40,504

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $5,299,000, $1,737,000 and $1,748,000 in 2006, 2005 and 2004, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has administrative services agreements with FILI and FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The expenses related to these agreements were $3,304,000, $2,248,000 and $2,180,000 in 2006, 2005 and 2004, respectively, for such services. The Company has an agreement with Fidelity Management Trust Company ("FMTC") under which FMTC provides investment management and advisory services to the Company. The Company incurred charges of $228,000, $237,000 and $234,000 in 2006, 2005 and 2004, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $136,000, $108,000 and $87,000 were charged to the Company in 2006, 2005 and 2004, respectively.

FMR Corp sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $319,000, $221,000 and $190,000 in 2006, 2005 and 2004, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $0, $1,000 and $5,000 in 2006, 2005 and 2004, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)

Commissions, gross	$ 5,299	$ 1,737	$ 1,748
Compensation and benefits	2,626	2,125	1,918
Capitalization of deferred policy acquisition costs	(4,733)	(1,528)	(1,462)
Amortization of deferred policy acquisition costs	3,521	3,129	1,905
Rent expenses	282	186	239
Taxes, licenses and fees	(7)	(49)	(95)
General insurance expenses	410	953	801

	$ 7,398	$ 6,553	$ 5,054

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2006, 2005 and 2004, the Company adjusted amortization by $1,287,000, $1,375,000 and $314,000 respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2006). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. For new policies issued after May 1, 2006, the front end ceding expense allowance is 2.8% and the annual allowance of a percentage of assets ranged from 0.12% to 0.30%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements was as follows:

December 31,
	2006	2005
(in thousands)
Deposit assets:
Genworth Life Insurance Company of New York	$ 67,506	$ 47,439
Principal Life Insurance Company	31,422	23,964

Reinsurance deposits	$ 98,928	$ 71,403

Contractholder deposit funds and future benefits	$ 100,312	$ 72,584

Interest on reinsurance deposit	$ 3,395	$ 2,779
Contract and policy benefits and expenses	$ 2,342	$ 2,157

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in a collateral account.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)

Direct life premiums	$ 1,264	$ 1,170	$ 1,105
Reinsurance ceded	(275)	(734)	(306)
Net life premiums	$ 989	$ 436	$ 799

Direct contract and policy benefits	$ 14,607	$ 11,775	$ 11,092
Reinsurance ceded	(10,903)	(7,886)	(7,038)
Net contract and policy benefits	$ 3,704	$ 3,889	$ 4,054

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assured for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2006

(fidelity_logo_graphic)(registered trademark)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 74,107	$ 48,347	$ 21,510	$ 4,516	$ 122,614	$ 11,560	$ 70,514	$ 4,124
Receivable from EFILI	0	0	1	0	3	0	1	0
Total Assets	74,107	48,347	21,511	4,516	122,617	11,560	70,515	4,124
Liabilities:
Payable to EFILI	6	5	0	0	0	0	0	0
Total net assets	$ 74,101	$ 48,342	$ 21,511	$ 4,516	$ 122,617	$ 11,560	$ 70,515	$ 4,124
Net Assets:
Fidelity Retirement Reserves	$ 70,857	$ 0	$ 17,534	$ 0	$ 108,797	$ 0	$ 64,804	$ 0
Fidelity Income Advantage	3,244	0	3,977	0	13,820	0	5,711	0
Fidelity Personal Retirement	0	48,342	0	4,516	0	11,560	0	4,124
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 74,101	$ 48,342	$ 21,511	$ 4,516	$ 122,617	$ 11,560	$ 70,515	$ 4,124
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,455	-	557	-	1,580	-	1,068	-
Unit Value	$ 20.51	$ -	$ 31.49	$ -	$ 68.85	$ -	$ 60.67	$ -
Fidelity Income Advantage:
Units Outstanding	160	-	128	-	203	-	95	-
Unit Value	$ 20.20	$ -	$ 31.01	$ -	$ 67.80	$ -	$ 59.74	$ -
Fidelity Personal Retirement:
Units Outstanding	-	4,566	-	402	-	942	-	377
Unit Value	$ -	$ 10.59	$ -	$ 11.23	$ -	$ 12.28	$ -	$ 10.93
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 19,146	$ 11,635	$ 6,727	$ 50,604	$ 7,896	$ 55,941	$ 1,710
Receivable from EFILI	0	1	0	1	0	1	0
Total Assets	19,146	11,636	6,727	50,605	7,896	55,942	1,710
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 19,146	$ 11,636	$ 6,727	$ 50,605	$ 7,896	$ 55,942	$ 1,710
Net Assets:
Fidelity Retirement Reserves	$ 18,208	$ 10,066	$ 0	$ 40,840	$ 0	$ 50,138	$ 0
Fidelity Income Advantage	938	1,570	0	9,765	0	5,804	0
Fidelity Personal Retirement	0	0	6,727	0	7,896	0	1,710
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 19,146	$ 11,636	$ 6,727	$ 50,605	$ 7,896	$ 55,942	$ 1,710
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	444	654	-	1,394	-	1,455	-
Unit Value	$ 40.97	$ 15.39	$ -	$ 29.30	$ -	$ 34.45	$ -
Fidelity Income Advantage:
Units Outstanding	23	103	-	338	-	170	-
Unit Value	$ 40.34	$ 15.30	$ -	$ 28.85	$ -	$ 33.93	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	516	-	755	-	157
Unit Value	$ -	$ -	$ 13.04	$ -	$ 10.46	$ -	$ 10.93
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 89,470	$ 14,155	$ 609	$ 178,697	$ 20,121	$ 19,565	$ 7,411
Receivable from EFILI	0	0	0	2	0	1	0
Total Assets	89,470	14,155	609	178,699	20,121	19,566	7,411
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 89,470	$ 14,155	$ 609	$ 178,699	$ 20,121	$ 19,566	$ 7,411
Net Assets:
Fidelity Retirement Reserves	$ 71,015	$ 12,354	$ 0	$ 165,415	$ 0	$ 16,087	$ 0
Fidelity Income Advantage	8,823	1,801	0	13,284	0	3,479	0
Fidelity Personal Retirement	9,632	0	609	0	20,121	0	7,411
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 89,470	$ 14,155	$ 609	$ 178,699	$ 20,121	$ 19,566	$ 7,411
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,862	549	-	3,735	-	930	-
Unit Value	$ 38.15	$ 22.51	$ -	$ 44.28	$ -	$ 17.29	$ -
Fidelity Income Advantage:
Units Outstanding	234	81	-	304	-	204	-
Unit Value	$ 37.56	$ 22.17	$ -	$ 43.61	$ -	$ 17.03	$ -
Fidelity Personal Retirement:
Units Outstanding	820	-	56	-	1,694	-	639
Unit Value	$ 11.75	$ -	$ 10.90	$ -	$ 11.88	$ -	$ 11.60
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 5,026	$ 1,690	$ 27,554	$ 1,495	$ 10,422	$ 462	$ 68,860	$ 8,817
Receivable from EFILI	0	0	0	0	0	0	1	0
Total Assets	5,026	1,690	27,554	1,495	10,422	462	68,861	8,817
Liabilities:
Payable to EFILI	0	0	3	0	0	0	0	0
Total net assets	$ 5,026	$ 1,690	$ 27,551	$ 1,495	$ 10,422	$ 462	$ 68,861	$ 8,817
Net Assets:
Fidelity Retirement Reserves	$ 4,414	$ 0	$ 23,133	$ 0	$ 9,202	$ 0	$ 61,922	$ 0
Fidelity Income Advantage	612	0	4,418	0	1,220	0	6,939	0
Fidelity Personal Retirement	0	1,690	0	1,495	0	462	0	8,817
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,026	$ 1,690	$ 27,551	$ 1,495	$ 10,422	$ 462	$ 68,861	$ 8,817
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	293	-	1,185	-	680	-	2,876	-
Unit Value	$ 15.09	$ -	$ 19.52	$ -	$ 13.54	$ -	$ 21.53	$ -
Fidelity Income Advantage:
Units Outstanding	41	-	230	-	91	-	326	-
Unit Value	$ 14.99	$ -	$ 19.22	$ -	$ 13.33	$ -	$ 21.24	$ -
Fidelity Personal Retirement:
Units Outstanding	-	136	-	126	-	41	-	736
Unit Value	$ -	$ 12.40	$ -	$ 11.83	$ -	$ 11.16	$ -	$ 11.99
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities (b)	VIP - Utilities Investor Class (b)	VIP - Technology	VIP - Technology Investor Class	VIP - Energy (b)	VIP - Energy Investor Class (b)
Assets:
Investments at market value	$ 10,488	$ 1,928	$ 6,717	$ 3,030	$ 6,308	$ 713	$ 20,024	$ 2,703
Receivable from EFILI	0	0	0	0	1	0	0	0
Total Assets	10,488	1,928	6,717	3,030	6,309	713	20,024	2,703
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$ 10,488	$ 1,928	$ 6,716	$ 3,030	$ 6,309	$ 713	$ 20,024	$ 2,703
Net Assets:
Fidelity Retirement Reserves	$ 9,510	$ 0	$ 5,279	$ 0	$ 5,887	$ 0	$ 19,075	$ 0
Fidelity Income Advantage	978	0	1,437	0	422	0	949	0
Fidelity Personal Retirement	0	1,928	0	3,030	0	713	0	2,703
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 10,488	$ 1,928	$ 6,716	$ 3,030	$ 6,309	$ 713	$ 20,024	$ 2,703
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	628	-	398	-	543	-	865	-
Unit Value	$ 15.15	$ -	$ 13.27	$ -	$ 10.85	$ -	$ 22.06	$ -
Fidelity Income Advantage:
Units Outstanding	65	-	109	-	39	-	43	-
Unit Value	$ 15.05	$ -	$ 13.13	$ -	$ 10.73	$ -	$ 21.82	$ -
Fidelity Personal Retirement:
Units Outstanding	-	162	-	230	-	61	-	213
Unit Value	$ -	$ 11.90	$ -	$ 13.16	$ -	$ 11.63	$ -	$ 12.71
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials (b)	VIP - Industrials Investor Class (b)	VIP - Consumer Discretionary (b)	VIP - Consumer Discretionary Investor Class (b)
Assets:
Investments at market value	$ 7,054	$ 1,122	$ 4,452	$ 1,088	$ 4,306	$ 903	$ 802	$ 162
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	7,054	1,122	4,452	1,088	4,306	903	802	162
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 7,054	$ 1,122	$ 4,452	$ 1,088	$ 4,306	$ 903	$ 802	$ 162
Net Assets:
Fidelity Retirement Reserves	$ 6,766	$ 0	$ 4,289	$ 0	$ 3,775	$ 0	$ 690	$ 0
Fidelity Income Advantage	288	0	163	0	531	0	112	0
Fidelity Personal Retirement	0	1,122	0	1,088	0	903	0	162
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 7,054	$ 1,122	$ 4,452	$ 1,088	$ 4,306	$ 903	$ 802	$ 162
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	530	-	283	-	216	-	55	-
Unit Value	$ 12.76	$ -	$ 15.16	$ -	$ 17.50	$ -	$ 12.47	$ -
Fidelity Income Advantage:
Units Outstanding	23	-	11	-	31	-	9	-
Unit Value	$ 12.62	$ -	$ 14.99	$ -	$ 17.31	$ -	$ 12.34	$ -
Fidelity Personal Retirement:
Units Outstanding	-	102	-	88	-	75	-	14
Unit Value	$ -	$ 10.99	$ -	$ 12.40	$ -	$ 12.09	$ -	$ 11.30
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation Investor Class
Assets:
Investments at market value	$ 17,215	$ 6,143	$ 9,248	$ 10,605	$ 408	$ 302	$ 2,093	$ 2,239
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	17,215	6,143	9,248	10,605	408	302	2,093	2,239
Liabilities:
Payable to EFILI	0	0	0	0	0	0	10	0
Total net assets	$ 17,215	$ 6,143	$ 9,248	$ 10,605	$ 408	$ 302	$ 2,083	$ 2,239
Net Assets:
Fidelity Retirement Reserves	$ 14,927	$ 0	$ 7,769	$ 0	$ 394	$ 0	$ 1,879	$ 0
Fidelity Income Advantage	2,288	0	1,479	0	14	0	204	0
Fidelity Personal Retirement	0	6,143	0	10,605	0	302	0	2,239
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 17,215	$ 6,143	$ 9,248	$ 10,605	$ 408	$ 302	$ 2,083	$ 2,239
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	659	-	652	-	34	-	145	-
Unit Value	$ 22.66	$ -	$ 11.92	$ -	$ 11.70	$ -	$ 12.93	$ -
Fidelity Income Advantage:
Units Outstanding	101	-	125	-	1	-	16	-
Unit Value	$ 22.52	$ -	$ 11.85	$ -	$ 11.67	$ -	$ 12.89	$ -
Fidelity Personal Retirement:
Units Outstanding	-	432	-	977	-	27	-	182
Unit Value	$ -	$ 14.23	$ -	$ 10.86	$ -	$ 11.13	$ -	$ 12.28
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 2,390	$ 2,012	$ 1,625	$ 1,892	$ 390	$ 94	$ 961	$ 822
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	2,390	2,012	1,625	1,892	390	94	961	822
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$ 2,390	$ 2,012	$ 1,624	$ 1,892	$ 390	$ 94	$ 961	$ 822
Net Assets:
Fidelity Retirement Reserves	$ 2,124	$ 0	$ 1,570	$ 0	$ 356	$ 0	$ 961	$ 0
Fidelity Income Advantage	266	0	54	0	34	0	0	0
Fidelity Personal Retirement	0	2,012	0	1,892	0	94	0	822
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 2,390	$ 2,012	$ 1,624	$ 1,892	$ 390	$ 94	$ 961	$ 822
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	172	-	129	-	34	-	89	-
Unit Value	$ 12.37	$ -	$ 12.13	$ -	$ 10.61	$ -	$ 10.86	$ -
Fidelity Income Advantage:
Units Outstanding	22	-	4	-	3	-	-	-
Unit Value	$ 12.34	$ -	$ 12.10	$ -	$ 10.58	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	168	-	161	-	9	-	76
Unit Value	$ -	$ 11.95	$ -	$ 11.74	$ -	$ 10.39	$ -	$ 10.81
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class
Assets:
Investments at market value	$ 493	$ 430	$ 1,990	$ 2,553	$ 3,577	$ 3,103	$ 2,404	$ 3,931
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	493	430	1,990	2,553	3,577	3,103	2,404	3,931
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 493	$ 430	$ 1,990	$ 2,553	$ 3,577	$ 3,103	$ 2,404	$ 3,931
Net Assets:
Fidelity Retirement Reserves	$ 493	$ 0	$ 1,990	$ 0	$ 3,577	$ 0	$ 2,404	$ 0
Fidelity Income Advantage	0	0	0	0	0	0	0	0
Fidelity Personal Retirement	0	430	0	2,553	0	3,103	0	3,931
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 493	$ 430	$ 1,990	$ 2,553	$ 3,577	$ 3,103	$ 2,404	$ 3,931
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	43	-	174	-	305	-	202	-
Unit Value	$ 11.40	$ -	$ 11.45	$ -	$ 11.72	$ -	$ 11.92	$ -
Fidelity Income Advantage:
Units Outstanding	-		-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	38	-	228	-	272	-	340
Unit Value	$ -	$ 11.21	$ -	$ 11.21	$ -	$ 11.42	$ -	$ 11.57
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II
Assets:
Investments at market value	$ 1,016	$ 834	$ 1,007	$ 1,080	$ 1,535	$ 194
Receivable from EFILI	0	0	0	0	0	0
Total Assets	1,016	834	1,007	1,080	1,535	194
Liabilities:
Payable to EFILI	0	0	0	0	1	0
Total net assets	$ 1,016	$ 834	$ 1,007	$ 1,080	$ 1,534	$ 194
Net Assets:
Fidelity Retirement Reserves	$ 1,016	$ 0	$ 1,007	$ 0	$ 0	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	834	0	1,080	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	1,534	194
Total net assets	$ 1,016	$ 834	$ 1,007	$ 1,080	$ 1,534	$ 194
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	84	-	82	-	-	-
Unit Value	$ 12.05	$ -	$ 12.23	$ -	$ -	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	72	-	92	-	-
Unit Value	$ -	$ 11.65	$ -	$ 11.77	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	138	17
Unit Value	$ -	$ -	$ -	$ -	$ 11.12	$ 11.45

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%	VIP - FundsManager 70%	VIP - FundsManager 85%
Assets:
Investments at market value	$ 399	$ 940	$ 2,901	$ 19,901	$ 20,963	$ 9,665
Receivable from EFILI	0	0	0	0	0	1
Total Assets	399	940	2,901	19,901	20,963	9,666
Liabilities:
Payable to EFILI	1	0	0	0	1	0
Total net assets	$ 398	$ 940	$ 2,901	$ 19,901	$ 20,962	$ 9,666
Net Assets:
Fidelity Retirement Reserves	$ 357	$ 0	$ 265	$ 2,324	$ 2,794	$ 3,288
Fidelity Income Advantage	41	0	131	1,358	2,431	486
Fidelity Personal Retirement	0	940	2,505	16,219	15,737	5,892
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Total net assets	$ 398	$ 940	$ 2,901	$ 19,901	$ 20,962	$ 9,666
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	35	-	25	220	263	308
Unit Value	$ 10.10	$ -	$ 10.42	$ 10.55	$ 10.64	$ 10.66
Fidelity Income Advantage:
Units Outstanding	4	-	13	129	229	46
Unit Value	$ 10.09	$ -	$ 10.40	$ 10.53	$ 10.62	$ 10.65
Fidelity Personal Retirement:
Units Outstanding	-	93	240	1,532	1,474	551
Unit Value	$ -	$ 10.14	$ 10.45	$ 10.59	$ 10.68	$ 10.70
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value
Assets:
Investments at market value	$ 36,693	$ 4,461	$ 6,912	$ 10,654	$ 1,774	$ 7,434	$ 3,209
Receivable from EFILI	0	0	1	0	0	0	0
Total Assets	36,693	4,461	6,913	10,654	1,774	7,434	3,209
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 36,693	$ 4,461	$ 6,913	$ 10,654	$ 1,774	$ 7,434	$ 3,209
Net Assets:
Fidelity Retirement Reserves	$ 24,559	$ 3,733	$ 5,109	$ 6,328	$ 1,693	$ 6,560	$ 2,829
Fidelity Income Advantage	3,473	236	765	1,629	81	874	380
Fidelity Personal Retirement	8,661	492	1,039	2,697	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 36,693	$ 4,461	$ 6,913	$ 10,654	$ 1,774	$ 7,434	$ 3,209
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,010	176	280	414	151	276	137
Unit Value	$ 24.31	$ 21.17	$ 18.22	$ 15.28	$ 11.18	$ 23.75	$ 20.61
Fidelity Income Advantage:
Units Outstanding	144	11	42	108	7	37	19
Unit Value	$ 23.94	$ 20.85	$ 17.95	$ 15.05	$ 11.01	$ 23.39	$ 20.30
Fidelity Personal Retirement:
Units Outstanding	774	45	93	246	-	-	-
Unit Value	$ 11.19	$ 10.85	$ 11.11	$ 10.96	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications (b)	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery (b)	WFAF - Advantage VT Opportunity (b)	CST - Small Cap Core I (b)	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets
Assets:
Investments at market value	$ 5,351	$ 6,275	$ 5,544	$ 4,131	$ 3,317	$ 2,133	$ 2,238	$ 3,476
Receivable from EFILI	0	0	0	0	0	0	0	1
Total Assets	5,351	6,275	5,544	4,131	3,317	2,133	2,238	3,477
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 5,351	$ 6,275	$ 5,544	$ 4,131	$ 3,317	$ 2,133	$ 2,238	$ 3,477
Net Assets:
Fidelity Retirement Reserves	$ 5,162	$ 5,721	$ 5,034	$ 3,491	$ 3,211	$ 2,046	$ 1,898	$ 1,842
Fidelity Income Advantage	189	554	510	640	106	87	340	261
Fidelity Personal Retirement	0	0	0	0	0	0	0	1,374
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,351	$ 6,275	$ 5,544	$ 4,131	$ 3,317	$ 2,133	$ 2,238	$ 3,477
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	563	334	292	164	269	140	131	167
Unit Value	$ 9.17	$ 17.11	$ 17.24	$ 21.30	$ 11.92	$ 14.59	$ 14.49	$ 11.00
Fidelity Income Advantage:
Units Outstanding	21	33	30	30	9	6	24	24
Unit Value	$ 9.03	$ 16.85	$ 16.98	$ 20.97	$ 11.74	$ 14.37	$ 14.27	$ 10.99
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-	124
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ 11.05
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 3,558	$ 1,218	$ 1,609	$ 334	$ 3,879	$ 223
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	538	0	140	0	788	0
Administrative and other charges	36	0	9	0	52	0
Total expenses	574	0	149	0	840	0
Fidelity Income Advantage:
Mortality and expense risk charges	21	0	26	0	80	0
Administrative and other charges	7	0	9	0	27	0
Total expenses	28	0	35	0	107	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	50	0	6	0	13
Administrative and other charges	0	12	0	1	0	3
Total expenses	0	62	0	7	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	602	62	184	7	947	16
Net investment income (loss)	2,956	1,156	1,425	327	2,932	207
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(50)	61	2,518	38
Realized gain distributions	0	0	0	0	14,029	904
Net realized gain (loss) on investments	0	0	(50)	61	16,547	942
Unrealized appreciation (depreciation)	0	0	788	(63)	934	153
Net increase (decrease) in net assets from operations	$ 2,956	$ 1,156	$ 2,163	$ 325	$ 20,413	$ 1,302

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 307	$ 6	$ 182	$ 77	$ 18	$ 2,436	$ 77
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	521	0	141	68	0	348	0
Administrative and other charges	33	0	9	4	0	23	0
Total expenses	554	0	150	72	0	371	0
Fidelity Income Advantage:
Mortality and expense risk charges	42	0	8	10	0	73	0
Administrative and other charges	14	0	2	3	0	25	0
Total expenses	56	0	10	13	0	98	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	5	0	0	9	0	10
Administrative and other charges	0	1	0	0	2	0	2
Total expenses	0	6	0	0	11	0	12
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	610	6	160	85	11	469	12
Net investment income (loss)	(303)	0	22	(8)	7	1,967	65
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,302)	44	300	766	117	(605)	41
Realized gain distributions	0	0	126	53	12	146	5
Net realized gain (loss) on investments	(3,302)	44	426	819	129	(459)	46
Unrealized appreciation (depreciation)	7,934	145	2,621	766	559	272	161
Net increase (decrease) in net assets from operations	$ 4,329	$ 189	$ 3,069	$ 1,577	$ 695	$ 1,780	$ 272

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 1,677	$ 9	$ 1,451	$ 313	$ 7	$ 2,342	$ 164
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	412	0	538	97	0	1,291	0
Administrative and other charges	28	0	35	8	0	87	0
Total expenses	440	0	573	105	0	1,378	0
Fidelity Income Advantage:
Mortality and expense risk charges	33	0	53	13	0	97	0
Administrative and other charges	11	0	18	4	0	32	0
Total expenses	44	0	71	17	0	129	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	11	0	2	0	25
Administrative and other charges	0	1	3	0	0	0	6
Total expenses	0	3	14	0	2	0	31
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	484	3	658	122	2	1,507	31
Net investment income (loss)	1,193	6	793	191	5	835	133
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(175)	13	1,960	(485)	27	13,062	72
Realized gain distributions	0	0	0	0	0	14,464	1,441
Net realized gain (loss) on investments	(175)	13	1,960	(485)	27	27,526	1,513
Unrealized appreciation (depreciation)	2,603	68	8,944	1,181	10	(9,642)	(261)
Net increase (decrease) in net assets from operations	$ 3,621	$ 87	$ 11,697	$ 887	$ 42	$ 18,719	$ 1,385

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 378	$ 27	$ 28	$ 6	$ 262	$ 3
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	120	0	36	0	179	0
Administrative and other charges	6	0	4	0	12	0
Total expenses	126	0	40	0	191	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	3	0	29	0
Administrative and other charges	7	0	1	0	10	0
Total expenses	29	0	4	0	39	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	1	0	1
Administrative and other charges	0	2	0	0	0	0
Total expenses	0	9	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	155	9	44	1	230	1
Net investment income (loss)	223	18	(16)	5	32	2
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	298	37	485	20	(158)	19
Realized gain distributions	617	42	133	44	732	9
Net realized gain (loss) on investments	915	79	618	64	574	28
Unrealized appreciation (depreciation)	812	356	(86)	21	2,549	91
Net increase (decrease) in net assets from operations	$ 1,950	$ 453	$ 516	$ 90	$ 3,155	$ 121

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 91	$ 1	$ 270	$ 10	$ 67	$ 3
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	76	0	523	0	76	0
Administrative and other charges	4	0	34	0	4	0
Total expenses	80	0	557	0	80	0
Fidelity Income Advantage:
Mortality and expense risk charges	10	0	50	0	6	0
Administrative and other charges	3	0	17	0	2	0
Total expenses	13	0	67	0	8	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	11	0	2
Administrative and other charges	0	0	0	3	0	1
Total expenses	0	1	0	14	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	93	1	624	14	88	3
Net investment income (loss)	(2)	0	(354)	(4)	(21)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(471)	6	9,574	48	156	81
Realized gain distributions	0	0	9,146	304	1,958	68
Net realized gain (loss) on investments	(471)	6	18,720	352	2,114	149
Unrealized appreciation (depreciation)	873	25	(10,487)	128	(534)	40
Net increase (decrease) in net assets from operations	$ 400	$ 31	$ 7,879	$ 476	$ 1,559	$ 189

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Utilities (b)	VIP - Utilities Investor Class (b)	VIP - Technology	VIP - Technology Investor Class	VIP - Energy (b)	VIP - Energy Investor Class (b)
Income:
Dividends	$ 97	$ 12	$ 0	$ 0	$ 150	$ 16
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	29	0	50	0	184	0
Administrative and other charges	2	0	3	0	13	0
Total expenses	31	0	53	0	197	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	7	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	1	0	5	0	9	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	1	0	2
Administrative and other charges	0	0	0	0	0	1
Total expenses	0	1	0	1	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	32	1	58	1	206	3
Net investment income (loss)	65	11	(58)	(1)	(56)	13
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	519	2	102	14	2,793	27
Realized gain distributions	726	88	616	18	2,795	311
Net realized gain (loss) on investments	1,245	90	718	32	5,588	338
Unrealized appreciation (depreciation)	(220)	(6)	(294)	(10)	(2,864)	(272)
Net increase (decrease) in net assets from operations	$ 1,090	$ 95	$ 366	$ 21	$ 2,668	$ 79

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials (b)	VIP - Industrials Investor Class (b)
Income:
Dividends	$ 4	$ 0	$ 44	$ 2	$ 40	$ 7
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	58	0	31	0	30	0
Administrative and other charges	4	0	2	0	2	0
Total expenses	62	0	33	0	32	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	1	0	4	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	3	0	1	0	5	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	1	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	2	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	65	2	34	1	37	1
Net investment income (loss)	(61)	(2)	10	1	3	6
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	749	14	724	3	204	4
Realized gain distributions	0	0	73	3	639	101
Net realized gain (loss) on investments	749	14	797	6	843	105
Unrealized appreciation (depreciation)	(334)	43	(195)	82	(294)	(80)
Net increase (decrease) in net assets from operations	$ 354	$ 55	$ 612	$ 89	$ 552	$ 31

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary (b)	VIP - Consumer Discretionary Investor Class (b)	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 4	$ 1	$ 270	$ 34	$ 405	$ 456
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	101	0	66	0
Administrative and other charges	0	0	5	0	4	0
Total expenses	4	0	106	0	70	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	6	0	12	0
Administrative and other charges	0	0	2	0	4	0
Total expenses	0	0	8	0	16	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	2	0	10
Administrative and other charges	0	0	0	1	0	4
Total expenses	0	1	0	3	0	14
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	1	114	3	86	14
Net investment income (loss)	0	0	156	31	319	442
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	21	0	2,042	92	179	12
Realized gain distributions	0	0	1,576	182	21	23
Net realized gain (loss) on investments	21	0	3,618	274	200	35
Unrealized appreciation (depreciation)	28	11	446	138	164	(29)
Net increase (decrease) in net assets from operations	$ 49	$ 11	$ 4,220	$ 443	$ 683	$ 448

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation	VIP - International Capital Appreciation, Class R (a)	VIP - International Capital Appreciation Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 15	$ 0	$ 16	$ 20	$ 16
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2	0	1	9	0	16	0
Administrative and other charges	0	0	0	1	0	1	0
Total expenses	2	0	1	10	0	17	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	0	2	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	1	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	0	2	0	2
Administrative and other charges	0	0	0	0	1	0	1
Total expenses	0	1	0	0	3	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2	1	1	11	3	19	3
Net investment income (loss)	(2)	(1)	14	(11)	13	1	13
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	3	0	27	56	138	4
Realized gain distributions	20	15	52	0	52	58	44
Net realized gain (loss) on investments	31	18	52	27	108	196	48
Unrealized appreciation (depreciation)	(5)	0	(22)	136	72	113	103
Net increase (decrease) in net assets from operations	$ 24	$ 17	$ 44	$ 152	$ 193	$ 310	$ 164

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 15	$ 15	$ 0	$ 0	$ 28	$ 3
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	9	0	8	0	6	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	10	0	8	0	6	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	1	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	0	0	2
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	3	0	0	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	11	3	9	0	6	2
Net investment income (loss)	4	12	(9)	0	22	1
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	46	16	6	(5)	8	6
Realized gain distributions	9	9	0	0	4	0
Net realized gain (loss) on investments	55	25	6	(5)	12	6
Unrealized appreciation (depreciation)	104	110	(29)	(3)	19	31
Net increase (decrease) in net assets from operations	$ 163	$ 147	$ (32)	$ (8)	$ 53	$ 38

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 13	$ 1	$ 33	$ 1	$ 41	$ 1
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	15	0	22	0
Administrative and other charges	0	0	1	0	1	0
Total expenses	3	0	16	0	23	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	2	0	2
Administrative and other charges	0	0	0	1	0	1
Total expenses	0	1	0	3	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	1	16	3	23	3
Net investment income (loss)	10	0	17	(2)	18	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12	0	102	5	108	7
Realized gain distributions	2	0	8	0	26	0
Net realized gain (loss) on investments	14	0	110	5	134	7
Unrealized appreciation (depreciation)	10	33	69	158	130	180
Net increase (decrease) in net assets from operations	$ 34	$ 33	$ 196	$ 161	$ 282	$ 185

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 36	$ 4	$ 17	$ 1	$ 15	$ 1
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	6	0	5	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	19	0	6	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	1	0	2
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	5	0	1	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	19	5	6	1	5	2
Net investment income (loss)	17	(1)	11	0	10	(1)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	104	8	24	8	53	7
Realized gain distributions	21	0	14	0	10	0
Net realized gain (loss) on investments	125	8	38	8	63	7
Unrealized appreciation (depreciation)	110	211	36	57	3	64
Net increase (decrease) in net assets from operations	$ 252	$ 218	$ 85	$ 65	$ 76	$ 70

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap (a)	VIP - Disciplined Small Cap Investor Class (a)	VIP - FundsManager 20% (a)	VIP - FundsManager 50% (a)
Income:
Dividends	$ 25	$ 2	$ 0	$ 1	$ 38	$ 231
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	0	3	7
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	3	7
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	2
Administrative and other charges	0	0	0	0	0	1
Total expenses	0	0	0	0	0	3
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	1	1	9
Administrative and other charges	0	0	0	0	0	2
Total expenses	0	0	0	1	1	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	2	0	0	0	0	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	3	0	0	0	0	0
Total expenses	3	0	0	1	4	21
Net investment income (loss)	22	2	0	0	34	210
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	0	1	6	30	78
Realized gain distributions	6	1	0	0	13	172
Net realized gain (loss) on investments	7	1	1	6	43	250
Unrealized appreciation (depreciation)	41	8	18	29	(6)	444
Net increase (decrease) in net assets from operations	$ 70	$ 11	$ 19	$ 35	$ 71	$ 904

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 70% (a)	VIP - FundsManager 85% (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Income:
Dividends	$ 200	$ 71	$ 222	$ 373	$ 93	$ 6
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	9	9	231	33	41	42
Administrative and other charges	1	1	15	3	3	4
Total expenses	10	10	246	36	44	46
Fidelity Income Advantage:
Mortality and expense risk charges	6	1	10	2	4	6
Administrative and other charges	2	0	3	1	1	2
Total expenses	8	1	13	3	5	8
Fidelity Personal Retirement:
Mortality and expense risk charges	7	4	2	0	1	1
Administrative and other charges	2	1	0	0	0	0
Total expenses	9	5	2	0	1	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	27	16	261	39	50	55
Net investment income (loss)	173	55	(39)	334	43	(49)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	86	3	6,751	122	574	562
Realized gain distributions	208	97	683	81	230	485
Net realized gain (loss) on investments	294	100	7,434	203	804	1,047
Unrealized appreciation (depreciation)	664	492	750	(125)	319	605
Net increase (decrease) in net assets from operations	$ 1,131	$ 647	$ 8,145	$ 412	$ 1,166	$ 1,603

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications (b)	OMIF - Large Cap Growth
Income:
Dividends	$ 0	$ 0	$ 47	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	14	53	23	45	49
Administrative and other charges	1	4	1	3	3
Total expenses	15	57	24	48	52
Fidelity Income Advantage:
Mortality and expense risk charges	1	7	3	1	3
Administrative and other charges	0	2	1	0	1
Total expenses	1	9	4	1	4
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	16	66	28	49	56
Net investment income (loss)	(16)	(66)	19	(49)	(56)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(677)	374	(259)	(37,147)	(5,237)
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(677)	374	(259)	(37,147)	(5,237)
Unrealized appreciation (depreciation)	814	836	949	37,416	5,787
Net increase (decrease) in net assets from operations	$ 121	$ 1,144	$ 709	$ 220	$ 494

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery (b)	WFAF - Advantage VT Opportunity (b)	CST - Small Cap Core I (b)	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets (a)
Income:
Dividends	$ 0	$ 0	$ 0	$ 21	$ 0	$ 4
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	41	30	32	14	18	3
Administrative and other charges	3	2	3	1	2	0
Total expenses	44	32	35	15	20	3
Fidelity Income Advantage:
Mortality and expense risk charges	4	3	1	1	2	0
Administrative and other charges	1	1	0	0	1	0
Total expenses	5	4	1	1	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	49	36	36	16	23	4
Net investment income (loss)	(49)	(36)	(36)	5	(23)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(997)	5	(1,180)	62	51	7
Realized gain distributions	0	494	0	0	0	49
Net realized gain (loss) on investments	(997)	499	(1,180)	62	51	56
Unrealized appreciation (depreciation)	1,791	(7)	1,256	245	178	249
Net increase (decrease) in net assets from operations	$ 745	$ 456	$ 40	$ 312	$ 206	$ 305

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class (a)		VIP - High Income		VIP - High Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 2,956	$ 1,657	$ 1,156	$ 11	$ 1,425	$ 3,681	$ 327	$ 62
Net realized gain (loss) on investments	0	0	0	0	(50)	93	61	0
Unrealized appreciation (depreciation)	0	0	0	0	788	(3,317)	(63)	(55)
Net increase (decrease) in net assets from operations	2,956	1,657	1,156	11	2,163	457	325	7
Contract Transactions:
Payments received from contract owners	9,532	13,657	56,715	4,066	167	651	1,868	130
Transfers between sub-accounts and the fixed account, net	12,686	5,047	(13,043)	840	(3,144)	(4,312)	1,461	727
Contract benefits	(1,014)	(929)	(8)	0	(430)	(344)	0	0
Contract terminations	(20,737)	(24,136)	(1,392)	(3)	(962)	(1,477)	0	0
Contract maintenance charges	(11)	(12)	0	0	(3)	(5)	0	0
Other transfers (to) from EFILI, net	(7)	25	(1)	1	(1)	6	(1)	(1)
Net increase (decrease) in net assets from contract transactions	449	(6,348)	42,271	4,904	(4,373)	(5,481)	3,328	856
Total increase (decrease) in net assets	3,405	(4,691)	43,427	4,915	(2,210)	(5,024)	3,653	863
Net Assets:
Beginning of period	70,696	75,387	4,915	0	23,721	28,745	863	0
End of period	$ 74,101	$ 70,696	$ 48,342	$ 4,915	$ 21,511	$ 23,721	$ 4,516	$ 863
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class (a)		VIP - Growth		VIP - Growth Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 2,932	$ 1,023	$ 207	$ 0	$ (303)	$ (251)	$ 0	$ 0
Net realized gain (loss) on investments	16,547	6,408	942	0	(3,302)	(4,336)	44	0
Unrealized appreciation (depreciation)	934	(1,661)	153	(6)	7,934	8,371	145	(6)
Net increase (decrease) in net assets from operations	20,413	5,770	1,302	(6)	4,329	3,784	189	(6)
Contract Transactions:
Payments received from contract owners	1,139	1,300	2,189	402	462	811	1,064	196
Transfers between sub-accounts and the fixed account, net	(6,339)	(8,742)	6,016	1,658	(10,101)	(11,557)	1,918	773
Contract benefits	(1,886)	(1,476)	0	0	(996)	(691)	0	0
Contract terminations	(6,919)	(7,294)	(1)	0	(4,671)	(4,602)	(10)	0
Contract maintenance charges	(19)	(22)	0	0	(17)	(20)	0	0
Other transfers (to) from EFILI, net	(32)	(21)	0	0	(19)	24	0	0
Net increase (decrease) in net assets from contract transactions	(14,056)	(16,255)	8,204	2,060	(15,342)	(16,035)	2,972	969
Total increase (decrease) in net assets	6,357	(10,485)	9,506	2,054	(11,013)	(12,251)	3,161	963
Net Assets:
Beginning of period	116,260	126,745	2,054	0	81,528	93,779	963	0
End of period	$ 122,617	$ 116,260	$ 11,560	$ 2,054	$ 70,515	$ 81,528	$ 4,124	$ 963

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class (a)		VIP - Investment Grade Bond (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 22	$ (24)	$ (8)	$ (11)	$ 7	$ 0	$ 1,967	$ 1,906
Net realized gain (loss) on investments	426	(142)	819	313	129	0	(459)	1,449
Unrealized appreciation (depreciation)	2,621	3,416	766	756	559	50	272	(2,489)
Net increase (decrease) in net assets from operations	3,069	3,250	1,577	1,058	695	50	1,780	866
Contract Transactions:
Payments received from contract owners	(15)	0	419	439	1,740	208	433	1,488
Transfers between sub-accounts and the fixed account, net	(3,075)	(3,377)	2,328	2,451	3,115	924	(9,344)	(1,085)
Contract benefits	(350)	(125)	(144)	(56)	0	0	(1,248)	(1,341)
Contract terminations	(1,140)	(1,137)	(348)	(331)	(6)	0	(4,205)	(4,589)
Contract maintenance charges	(5)	(5)	(6)	(3)	(2)	0	(10)	(12)
Other transfers (to) from EFILI, net	3	0	10	9	3	0	(59)	(84)
Net increase (decrease) in net assets from contract transactions	(4,582)	(4,644)	2,259	2,509	4,850	1,132	(14,433)	(5,623)
Total increase (decrease) in net assets	(1,513)	(1,394)	3,836	3,567	5,545	1,182	(12,653)	(4,757)
Net Assets:
Beginning of period	20,659	22,053	7,800	4,233	1,182	0	63,258	68,015
End of period	$ 19,146	$ 20,659	$ 11,636	$ 7,800	$ 6,727	$ 1,182	$ 50,605	$ 63,258
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond Investor Class (a)		VIP - Asset Manager		VIP - Asset Manager Investor Class (a)		VIP - Index 500 (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 65	$ 0	$ 1,193	$ 1,253	$ 6	$ 0	$ 793	$ 832
Net realized gain (loss) on investments	46	0	(175)	(253)	13	0	1,960	1,055
Unrealized appreciation (depreciation)	161	14	2,603	951	68	1	8,944	1,362
Net increase (decrease) in net assets from operations	272	14	3,621	1,951	87	1	11,697	3,249
Contract Transactions:
Payments received from contract owners	4,375	727	196	685	275	153	3,176	2,081
Transfers between sub-accounts and the fixed account, net	1,647	934	(4,786)	(3,772)	1,074	122	(4,705)	(4,246)
Contract benefits	(16)	0	(1,356)	(974)	0	0	(1,039)	(836)
Contract terminations	(57)	(1)	(5,100)	(3,700)	(2)	0	(4,397)	(4,285)
Contract maintenance charges	0	0	(10)	(11)	0	0	(17)	(19)
Other transfers (to) from EFILI, net	0	1	(26)	21	0	0	25	23
Net increase (decrease) in net assets from contract transactions	5,949	1,661	(11,082)	(7,751)	1,347	275	(6,957)	(7,282)
Total increase (decrease) in net assets	6,221	1,675	(7,461)	(5,800)	1,434	276	4,740	(4,033)
Net Assets:
Beginning of period	1,675	0	63,403	69,203	276	0	84,730	88,763
End of period	$ 7,896	$ 1,675	$ 55,942	$ 63,403	$ 1,710	$ 276	$ 89,470	$ 84,730

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager: Growth (b)		VIP - Asset Manager: Growth Investor Class (a)		VIP - Contrafund (b)		VIP - Contrafund Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 191	$ 295	$ 5	$ 0	$ 835	$ (906)	$ 133	$ (1)
Net realized gain (loss) on investments	(485)	(744)	27	0	27,526	4,561	1,513	0
Unrealized appreciation (depreciation)	1,181	876	10	0	(9,642)	22,233	(261)	3
Net increase (decrease) in net assets from operations	887	427	42	0	18,719	25,888	1,385	2
Contract Transactions:
Payments received from contract owners	201	311	284	0	2,003	2,856	5,660	1,213
Transfers between sub-accounts and the fixed account, net	(1,819)	(3,018)	140	143	(19,621)	8,288	10,041	1,932
Contract benefits	(401)	(271)	0	0	(2,409)	(1,456)	0	0
Contract terminations	(547)	(927)	0	0	(8,430)	(7,797)	(113)	0
Contract maintenance charges	(3)	(5)	0	0	(39)	(37)	0	0
Other transfers (to) from EFILI, net	4	4	0	0	(27)	21	0	1
Net increase (decrease) in net assets from contract transactions	(2,565)	(3,906)	424	143	(28,523)	1,875	15,588	3,146
Total increase (decrease) in net assets	(1,678)	(3,479)	466	143	(9,804)	27,763	16,973	3,148
Net Assets:
Beginning of period	15,833	19,312	143	0	188,503	160,740	3,148	0
End of period	$ 14,155	$ 15,833	$ 609	$ 143	$ 178,699	$ 188,503	$ 20,121	$ 3,148
(In thousands)	Subaccounts Investing In:
	VIP - Balanced (b)		VIP - Balanced Investor Class (a)		VIP - Dynamic Capital Appreciation (b)		VIP - Dynamic Capital Appreciation Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 223	$ 278	$ 18	$ 0	$ (16)	$ (18)	$ 5	$ 0
Net realized gain (loss) on investments	915	99	79	0	618	72	64	0
Unrealized appreciation (depreciation)	812	468	356	4	(86)	389	21	0
Net increase (decrease) in net assets from operations	1,950	845	453	4	516	443	90	0
Contract Transactions:
Payments received from contract owners	592	1,160	3,619	682	68	83	356	27
Transfers between sub-accounts and the fixed account, net	53	961	2,679	13	211	2,191	1,234	0
Contract benefits	(364)	(238)	0	0	(68)	(22)	(17)	0
Contract terminations	(999)	(939)	(37)	0	(86)	(34)	0	0
Contract maintenance charges	(3)	(3)	0	0	(1)	0	0	0
Other transfers (to) from EFILI, net	(11)	6	(2)	0	(8)	2	0	0
Net increase (decrease) in net assets from contract transactions	(732)	947	6,259	695	116	2,220	1,573	27
Total increase (decrease) in net assets	1,218	1,792	6,712	699	632	2,663	1,663	27
Net Assets:
Beginning of period	18,348	16,556	699	0	4,394	1,731	27	0
End of period	$ 19,566	$ 18,348	$ 7,411	$ 699	$ 5,026	$ 4,394	$ 1,690	$ 27

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Growth & Income (b)		VIP - Growth & Income Investor Class (a)		VIP - Growth Opportunities (b)		VIP - Growth Opportunities Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 32	$ 237	$ 2	$ 0	$ (2)	$ 16	$ 0	$ 0
Net realized gain (loss) on investments	574	(608)	28	0	(471)	227	6	0
Unrealized appreciation (depreciation)	2,549	2,276	91	0	873	861	25	0
Net increase (decrease) in net assets from operations	3,155	1,905	121	0	400	1,104	31	0
Contract Transactions:
Payments received from contract owners	182	499	435	55	98	327	114	31
Transfers between sub-accounts and the fixed account, net	(2,983)	(5,142)	753	137	(2,988)	(1,613)	274	12
Contract benefits	(662)	(554)	0	0	(225)	(160)	0	0
Contract terminations	(1,321)	(2,139)	(3)	0	(437)	(805)	0	0
Contract maintenance charges	(6)	(7)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(22)	15	(3)	0	4	9	0	0
Net increase (decrease) in net assets from contract transactions	(4,812)	(7,328)	1,182	192	(3,550)	(2,244)	388	43
Total increase (decrease) in net assets	(1,657)	(5,423)	1,303	192	(3,150)	(1,140)	419	43
Net Assets:
Beginning of period	29,208	34,631	192	0	13,572	14,712	43	0
End of period	$ 27,551	$ 29,208	$ 1,495	$ 192	$ 10,422	$ 13,572	$ 462	$ 43
(In thousands)	Subaccounts Investing In:
	VIP - Mid Cap (b)		VIP - Mid Cap Investor Class (a)		VIP - Value Strategies (b)		VIP - Value Strategies Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (354)	$ (571)	$ (4)	$ 0	$ (21)	$ (126)	$ 0	$ 0
Net realized gain (loss) on investments	18,720	9,042	352	0	2,114	1,135	149	0
Unrealized appreciation (depreciation)	(10,487)	2,794	128	30	(534)	(906)	40	2
Net increase (decrease) in net assets from operations	7,879	11,265	476	30	1,559	103	189	2
Contract Transactions:
Payments received from contract owners	765	999	2,181	427	246	396	665	100
Transfers between sub-accounts and the fixed account, net	(9,289)	(1,692)	4,233	1,473	(2,754)	(5,565)	290	687
Contract benefits	(995)	(676)	0	0	(86)	(119)	0	0
Contract terminations	(3,903)	(3,811)	(6)	0	(691)	(902)	(6)	0
Contract maintenance charges	(17)	(14)	0	0	(2)	(3)	0	0
Other transfers (to) from EFILI, net	21	23	2	1	5	7	1	0
Net increase (decrease) in net assets from contract transactions	(13,418)	(5,171)	6,410	1,901	(3,282)	(6,186)	950	787
Total increase (decrease) in net assets	(5,539)	6,094	6,886	1,931	(1,723)	(6,083)	1,139	789
Net Assets:
Beginning of period	74,400	68,306	1,931	0	12,211	18,294	789	0
End of period	$ 68,861	$ 74,400	$ 8,817	$ 1,931	$ 10,488	$ 12,211	$ 1,928	$ 789

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Utilities (b)		VIP - Utilities Investor Class (a,b)	VIP - Technology (b)		VIP - Technology Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 65	$ 37	$ 11	$ (58)	$ (30)	$ (1)	$ 0
Net realized gain (loss) on investments	1,245	239	90	718	1	32	0
Unrealized appreciation (depreciation)	(220)	(83)	(6)	(294)	533	(10)	0
Net increase (decrease) in net assets from operations	1,090	193	95	366	504	21	0
Contract Transactions:
Payments received from contract owners	28	77	71	426	119	300	57
Transfers between sub-accounts and the fixed account, net	2,746	899	2,865	(923)	(2,966)	172	164
Contract benefits	(25)	(9)	0	(422)	(44)	0	0
Contract terminations	(112)	(209)	(1)	(316)	(368)	0	0
Contract maintenance charges	(2)	(1)	0	(4)	(7)	0	0
Other transfers (to) from EFILI, net	2	2	0	12	8	(1)	0
Net increase (decrease) in net assets from contract transactions	2,637	759	2,935	(1,227)	(3,258)	471	221
Total increase (decrease) in net assets	3,727	952	3,030	(861)	(2,754)	492	221
Net Assets:
Beginning of period	2,989	2,037	0	7,170	9,924	221	0
End of period	$ 6,716	$ 2,989	$ 3,030	$ 6,309	$ 7,170	$ 713	$ 221
(In thousands)	Subaccounts Investing In:
	VIP - Energy (b)		VIP - Energy Investor Class (a,b)		VIP - Health Care (b)		VIP - Health Care Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (56)	$ (46)	$ 13	$ 2	$ (61)	$ (47)	$ (2)	$ 0
Net realized gain (loss) on investments	5,588	4,199	338	20	749	238	14	0
Unrealized appreciation (depreciation)	(2,864)	820	(272)	(22)	(334)	943	43	(2)
Net increase (decrease) in net assets from operations	2,668	4,973	79	0	354	1,134	55	(2)
Contract Transactions:
Payments received from contract owners	473	613	795	137	138	257	212	206
Transfers between sub-accounts and the fixed account, net	(4,572)	9,484	1,316	385	(2,316)	1,353	593	77
Contract benefits	(206)	(68)	0	0	(30)	(30)	(16)	0
Contract terminations	(1,035)	(1,151)	(6)	0	(574)	(301)	(3)	0
Contract maintenance charges	(18)	(39)	(2)	0	(3)	(9)	0	0
Other transfers (to) from EFILI, net	(6)	3	(1)	0	4	(1)	0	0
Net increase (decrease) in net assets from contract transactions	(5,364)	8,842	2,102	522	(2,781)	1,269	786	283
Total increase (decrease) in net assets	(2,696)	13,815	2,181	522	(2,427)	2,403	841	281
Net Assets:
Beginning of period	22,720	8,905	522	0	9,481	7,078	281	0
End of period	$ 20,024	$ 22,720	$ 2,703	$ 522	$ 7,054	$ 9,481	$ 1,122	$ 281

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Financial Services (b)		VIP - Financial Services Investor Class (a)		VIP - Industrials (b)		VIP - Industrials Investor Class (a,b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 10	$ 19	$ 1	$ 0	$ 3	$ (8)	$ 6	$ 0
Net realized gain (loss) on investments	797	316	6	0	843	701	105	3
Unrealized appreciation (depreciation)	(195)	(144)	82	0	(294)	(276)	(80)	(3)
Net increase (decrease) in net assets from operations	612	191	89	0	552	417	31	0
Contract Transactions:
Payments received from contract owners	80	75	210	19	32	117	76	35
Transfers between sub-accounts and the fixed account, net	329	(537)	653	118	24	(4)	762	0
Contract benefits	(24)	(54)	0	0	(47)	(21)	0	0
Contract terminations	(94)	(194)	0	0	(64)	(174)	0	0
Contract maintenance charges	(2)	(2)	0	0	(4)	(2)	0	0
Other transfers (to) from EFILI, net	2	1	(1)	0	20	1	(2)	1
Net increase (decrease) in net assets from contract transactions	291	(711)	862	137	(39)	(83)	836	36
Total increase (decrease) in net assets	903	(520)	951	137	513	334	867	36
Net Assets:
Beginning of period	3,549	4,069	137	0	3,793	3,459	36	0
End of period	$ 4,452	$ 3,549	$ 1,088	$ 137	$ 4,306	$ 3,793	$ 903	$ 36
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary (b)		VIP - Consumer Discretionary Investor Class (a,b)		VIP - Real Estate (b)		VIP - Real Estate Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 0	$ (5)	$ 0	$ 0	$ 156	$ 208	$ 31	$ 4
Net realized gain (loss) on investments	21	29	0	0	3,618	1,802	274	9
Unrealized appreciation (depreciation)	28	(24)	11	0	446	(497)	138	(13)
Net increase (decrease) in net assets from operations	49	0	11	0	4,220	1,513	443	0
Contract Transactions:
Payments received from contract owners	28	23	10	25	229	471	470	21
Transfers between sub-accounts and the fixed account, net	323	(232)	117	0	1,447	311	5,053	155
Contract benefits	(12)	(2)	0	0	(122)	(90)	0	0
Contract terminations	(31)	(63)	0	0	(696)	(729)	0	0
Contract maintenance charges	(1)	0	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	0	0	(1)	0	8	7	1	0
Net increase (decrease) in net assets from contract transactions	307	(274)	126	25	863	(33)	5,524	176
Total increase (decrease) in net assets	356	(274)	137	25	5,083	1,480	5,967	176
Net Assets:
Beginning of period	446	720	25	0	12,132	10,652	176	0
End of period	$ 802	$ 446	$ 162	$ 25	$ 17,215	$ 12,132	$ 6,143	$ 176

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Strategic Income (b)		VIP - Strategic Income Investor Class (a)		VIP - Aggressive Growth (a)		VIP - Aggressive Growth Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 319	$ 365	$ 442	$ 34	$ (2)	$ (1)	$ (1)	$ 0
Net realized gain (loss) on investments	200	243	35	5	31	20	18	0
Unrealized appreciation (depreciation)	164	(398)	(29)	(31)	(5)	1	0	0
Net increase (decrease) in net assets from operations	683	210	448	8	24	20	17	0
Contract Transactions:
Payments received from contract owners	402	957	4,837	850	0	4	97	9
Transfers between sub-accounts and the fixed account, net	(1,698)	4,115	4,468	(6)	59	307	180	0
Contract benefits	(158)	(69)	0	0	(1)	(1)	0	0
Contract terminations	(718)	(448)	(1)	0	(1)	(5)	0	0
Contract maintenance charges	(2)	(1)	0	0	0	0	0	0
Other transfers (to) from EFILI, net	3	7	1	0	0	2	0	(1)
Net increase (decrease) in net assets from contract transactions	(2,171)	4,561	9,305	844	57	307	277	8
Total increase (decrease) in net assets	(1,488)	4,771	9,753	852	81	327	294	8
Net Assets:
Beginning of period	10,736	5,965	852	0	327	0	8	0
End of period	$ 9,248	$ 10,736	$ 10,605	$ 852	$ 408	$ 327	$ 302	$ 8
(In thousands)	Subaccounts Investing In:
	VIP - International Capital Appreciation (a)		VIP - International Capital Appreciation, Class R (a)	VIP - International Capital Appreciation Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 14	$ 0	$ (11)	$ 13	$ 1
Net realized gain (loss) on investments	52	2	27	108	0
Unrealized appreciation (depreciation)	(22)	30	136	72	19
Net increase (decrease) in net assets from operations	44	32	152	193	20
Contract Transactions:
Payments received from contract owners	20	63	96	1,061	150
Transfers between sub-accounts and the fixed account, net	(513)	357	1,864	589	247
Contract benefits	(1)	0	(10)	(17)	0
Contract terminations	0	(3)	(1)	(5)	0
Contract maintenance charges	0	0	0	0	0
Other transfers (to) from EFILI, net	1	0	(18)	1	0
Net increase (decrease) in net assets from contract transactions	(493)	417	1,931	1,629	397
Total increase (decrease) in net assets	(449)	449	2,083	1,822	417
Net Assets:
Beginning of period	449	0	0	417	0
End of period	$ 0	$ 449	$ 2,083	$ 2,239	$ 417

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders (a)		VIP - Value Leaders Investor Class (a)		VIP - Value (a)		VIP - Value Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 1	$ 4	$ 13	$ 0	$ 4	$ 1	$ 12	$ 0
Net realized gain (loss) on investments	196	7	48	0	55	8	25	0
Unrealized appreciation (depreciation)	113	74	103	0	104	13	110	0
Net increase (decrease) in net assets from operations	310	85	164	0	163	22	147	0
Contract Transactions:
Payments received from contract owners	18	15	619	61	140	151	941	147
Transfers between sub-accounts and the fixed account, net	155	2,097	1,158	10	698	573	660	4
Contract benefits	(19)	(5)	0	0	(46)	(2)	0	0
Contract terminations	(266)	0	0	0	(37)	(37)	(7)	0
Contract maintenance charges	(1)	0	0	0	(1)	0	0	0
Other transfers (to) from EFILI, net	1	0	0	0	(1)	1	0	0
Net increase (decrease) in net assets from contract transactions	(112)	2,107	1,777	71	753	686	1,594	151
Total increase (decrease) in net assets	198	2,192	1,941	71	916	708	1,741	151
Net Assets:
Beginning of period	2,192	0	71	0	708	0	151	0
End of period	$ 2,390	$ 2,192	$ 2,012	$ 71	$ 1,624	$ 708	$ 1,892	$ 151
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock (a)		VIP - Growth Stock Investor Class (a)		VIP - Freedom Income (a)		VIP - Freedom Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (9)	$ (5)	$ 0	$ 0	$ 22	$ 5	$ 1	$ 0
Net realized gain (loss) on investments	6	3	(5)	0	12	2	6	0
Unrealized appreciation (depreciation)	(29)	35	(3)	0	19	5	31	6
Net increase (decrease) in net assets from operations	(32)	33	(8)	0	53	12	38	6
Contract Transactions:
Payments received from contract owners	1	0	63	3	22	65	224	451
Transfers between sub-accounts and the fixed account, net	(976)	1,458	0	35	192	742	139	0
Contract benefits	(9)	(5)	0	0	0	0	0	0
Contract terminations	(79)	(2)	0	0	(32)	(92)	(36)	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(1)	2	0	1	(1)	0	0	0
Net increase (decrease) in net assets from contract transactions	(1,064)	1,453	63	39	181	715	327	451
Total increase (decrease) in net assets	(1,096)	1,486	55	39	234	727	365	457
Net Assets:
Beginning of period	1,486	0	39	0	727	0	457	0
End of period	$ 390	$ 1,486	$ 94	$ 39	$ 961	$ 727	$ 822	$ 457

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005 (a)		VIP - Freedom 2005 Investor Class (a)		VIP - Freedom 2010 (a)		VIP - Freedom 2010 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 10	$ 1	$ 0	$ 0	$ 17	$ 7	$ (2)	$ 0
Net realized gain (loss) on investments	14	10	0	0	110	11	5	0
Unrealized appreciation (depreciation)	10	4	33	0	69	24	158	0
Net increase (decrease) in net assets from operations	34	15	33	0	196	42	161	0
Contract Transactions:
Payments received from contract owners	0	175	291	0	72	827	1,726	124
Transfers between sub-accounts and the fixed account, net	328	137	0	106	168	1,581	579	17
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	(10)	(185)	0	0	(742)	(154)	(54)	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(1)	0	0	0	0	0	1	(1)
Net increase (decrease) in net assets from contract transactions	317	127	291	106	(502)	2,254	2,252	140
Total increase (decrease) in net assets	351	142	324	106	(306)	2,296	2,413	140
Net Assets:
Beginning of period	142	0	106	0	2,296	0	140	0
End of period	$ 493	$ 142	$ 430	$ 106	$ 1,990	$ 2,296	$ 2,553	$ 140
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015 (a)		VIP - Freedom 2015 Investor Class (a)		VIP - Freedom 2020 (a)		VIP - Freedom 2020 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 18	$ 9	$ (2)	$ 0	$ 17	$ 7	$ (1)	$ 0
Net realized gain (loss) on investments	134	0	7	0	125	3	8	0
Unrealized appreciation (depreciation)	130	71	180	3	110	79	211	3
Net increase (decrease) in net assets from operations	282	80	185	3	252	89	218	3
Contract Transactions:
Payments received from contract owners	800	119	1,684	91	321	7	1,848	166
Transfers between sub-accounts and the fixed account, net	695	2,258	1,131	21	202	1,929	1,694	1
Contract benefits	0	0	0	0	(1)	0	0	0
Contract terminations	(657)	0	(12)	0	(393)	0	0	0
Contract maintenance charges	0	0	0	0	(2)	0	0	0
Other transfers (to) from EFILI, net	0	0	0	0	1	(1)	1	0
Net increase (decrease) in net assets from contract transactions	838	2,377	2,803	112	128	1,935	3,543	167
Total increase (decrease) in net assets	1,120	2,457	2,988	115	380	2,024	3,761	170
Net Assets:
Beginning of period	2,457	0	115	0	2,024	0	170	0
End of period	$ 3,577	$ 2,457	$ 3,103	$ 115	$ 2,404	$ 2,024	$ 3,931	$ 170

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025 (a)		VIP - Freedom 2025 Investor Class (a)		VIP - Freedom 2030 (a)		VIP - Freedom 2030 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 11	$ 1	$ 0	$ 0	$ 10	$ 1	$ (1)	$ 0
Net realized gain (loss) on investments	38	0	8	0	63	1	7	0
Unrealized appreciation (depreciation)	36	16	57	4	3	27	64	0
Net increase (decrease) in net assets from operations	85	17	65	4	76	29	70	0
Contract Transactions:
Payments received from contract owners	130	2	222	121	25	32	723	1
Transfers between sub-accounts and the fixed account, net	454	328	394	51	521	454	279	7
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	0	0	(23)	0	(120)	(10)	0	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	0	0	0	0	0	0	0
Net increase (decrease) in net assets from contract transactions	584	330	593	172	426	476	1,002	8
Total increase (decrease) in net assets	669	347	658	176	502	505	1,072	8
Net Assets:
Beginning of period	347	0	176	0	505	0	8	0
End of period	$ 1,016	$ 347	$ 834	$ 176	$ 1,007	$ 505	$ 1,080	$ 8
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I (a)	VIP - Freedom Lifetime Income II (a)	VIP - Disciplined Small Cap (a)	VIP - Disciplined Small Cap Investor Class(a)	VIP - FundsManager 20% (a)	VIP - FundsManager 50% (a)
	12/31/06	12/31/06	12/31/06	12/31/06	12/31/06	12/31/06
Operations:
Net investment income (loss)	$ 27	$ 2	$ 0	$ 0	$ 34	$ 210
Net realized gain (loss) on investments	2	1	1	6	43	250
Unrealized appreciation (depreciation)	41	8	18	29	(6)	444
Net increase (decrease) in net assets from operations	70	11	19	35	71	904
Contract Transactions:
Payments received from contract owners	0	0	48	268	1,668	8,300
Transfers between sub-accounts and the fixed account, net	1,486	185	333	638	1,164	10,771
Contract benefits	(22)	(2)	(1)	0	(4)	(15)
Contract terminations	0	0	(1)	0	0	(72)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	0	0	(1)	2	13
Net increase (decrease) in net assets from contract transactions	1,464	183	379	905	2,830	18,997
Total increase (decrease) in net assets	1,534	194	398	940	2,901	19,901
Net Assets:
Beginning of period	0	0	0	0	0	0
End of period	$ 1,534	$ 194	$ 398	$ 940	$ 2,901	$ 19,901

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 70% (a)	VIP - FundsManager 85% (a)	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity
	12/31/06	12/31/06	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 173	$ 55	$ (39)	$ (88)	$ 334	$ 376	$ 43	$ 15
Net realized gain (loss) on investments	294	100	7,434	1,244	203	199	804	204
Unrealized appreciation (depreciation)	664	492	750	4,778	(125)	13	319	97
Net increase (decrease) in net assets from operations	1,131	647	8,145	5,934	412	588	1,166	316
Contract Transactions:
Payments received from contract owners	8,364	3,865	523	304	122	220	233	177
Transfers between sub-accounts and the fixed account, net	11,549	5,179	(1,344)	10,307	(1,601)	90	(559)	(175)
Contract benefits	(46)	(30)	(362)	(258)	(36)	(29)	(72)	(70)
Contract terminations	(40)	(10)	(557)	(550)	(117)	(98)	(137)	(241)
Contract maintenance charges	0	(1)	(5)	(3)	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	4	16	6	2	2	(13)	3	1
Net increase (decrease) in net assets from contract transactions	19,831	9,019	(1,739)	9,802	(1,631)	169	(533)	(309)
Total increase (decrease) in net assets	20,962	9,666	6,406	15,736	(1,219)	757	633	7
Net Assets:
Beginning of period	0	0	30,287	14,551	5,680	4,923	6,280	6,273
End of period	$ 20,962	$ 9,666	$ 36,693	$ 30,287	$ 4,461	$ 5,680	$ 6,913	$ 6,280
(In thousands)	Subaccounts Investing In:
	UIF - International Magnum		OMIF - Growth II (b)		OMIF - Small Cap (b)		OMIF - Select Value (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (49)	$ 24	$ (16)	$ (20)	$ (66)	$ (80)	$ 19	$ 45
Net realized gain (loss) on investments	1,047	191	(677)	(2,019)	374	199	(259)	(304)
Unrealized appreciation (depreciation)	605	265	814	2,250	836	(120)	949	405
Net increase (decrease) in net assets from operations	1,603	480	121	211	1,144	(1)	709	146
Contract Transactions:
Payments received from contract owners	261	175	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	3,832	408	(306)	(882)	(1,801)	(1,923)	(1,024)	(787)
Contract benefits	(81)	(58)	(25)	(7)	(108)	(97)	(35)	(59)
Contract terminations	(186)	(151)	(85)	(169)	(473)	(614)	(272)	(272)
Contract maintenance charges	(1)	(1)	(1)	(1)	(2)	(2)	(1)	(1)
Other transfers (to) from EFILI, net	4	2	1	0	(14)	5	1	3
Net increase (decrease) in net assets from contract transactions	3,829	375	(416)	(1,059)	(2,398)	(2,631)	(1,331)	(1,116)
Total increase (decrease) in net assets	5,432	855	(295)	(848)	(1,254)	(2,632)	(622)	(970)
Net Assets:
Beginning of period	5,222	4,367	2,069	2,917	8,688	11,320	3,831	4,801
End of period	$ 10,654	$ 5,222	$ 1,774	$ 2,069	$ 7,434	$ 8,688	$ 3,209	$ 3,831

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications (b)		OMIF - Large Cap Growth (b)		WFAF - Advantage VT Discovery (b)		WFAF - Advantage VT Opportunity (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (49)	$ (63)	$ (56)	$ (69)	$ (49)	$ (52)	$ (36)	$ (40)
Net realized gain (loss) on investments	(37,147)	(11,914)	(5,237)	(9,208)	(997)	(1,592)	499	(135)
Unrealized appreciation (depreciation)	37,416	12,471	5,787	9,450	1,791	2,115	(7)	482
Net increase (decrease) in net assets from operations	220	494	494	173	745	471	456	307
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,433)	(2,285)	(1,385)	(2,563)	(685)	(1,185)	(762)	(967)
Contract benefits	(112)	(68)	(167)	(68)	(385)	(38)	(71)	(63)
Contract terminations	(604)	(590)	(536)	(521)	(196)	(314)	(174)	(331)
Contract maintenance charges	(4)	(6)	(2)	(3)	(2)	(2)	(1)	(2)
Other transfers (to) from EFILI, net	0	0	2	(1)	1	1	2	2
Net increase (decrease) in net assets from contract transactions	(2,153)	(2,949)	(2,088)	(3,156)	(1,267)	(1,538)	(1,006)	(1,361)
Total increase (decrease) in net assets	(1,933)	(2,455)	(1,594)	(2,983)	(522)	(1,067)	(550)	(1,054)
Net Assets:
Beginning of period	7,284	9,739	7,869	10,852	6,066	7,133	4,681	5,735
End of period	$ 5,351	$ 7,284	$ 6,275	$ 7,869	$ 5,544	$ 6,066	$ 4,131	$ 4,681
(In thousands)	Subaccounts Investing In:
	CST - Small Cap Core I (b)		CST - International Focus		CST - Global Small Cap Focus (b)		Lazard - Retirement Emerging Markets (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06
Operations:
Net investment income (loss)	$ (36)	$ (48)	$ 5	$ 0	$ (23)	$ (16)	$ 0
Net realized gain (loss) on investments	(1,180)	(88)	62	(66)	51	92	56
Unrealized appreciation (depreciation)	1,256	(135)	245	292	178	179	249
Net increase (decrease) in net assets from operations	40	(271)	312	226	206	255	305
Contract Transactions:
Payments received from contract owners	39	174	8	16	59	33	204
Transfers between sub-accounts and the fixed account, net	(1,007)	(2,698)	26	132	(219)	107	3,001
Contract benefits	(41)	(42)	(7)	(6)	(27)	(17)	(3)
Contract terminations	(213)	(436)	(37)	(67)	(100)	(219)	(33)
Contract maintenance charges	(1)	(1)	(1)	0	(1)	(1)	0
Other transfers (to) from EFILI, net	0	3	1	0	3	2	3
Net increase (decrease) in net assets from contract transactions	(1,223)	(3,000)	(10)	75	(285)	(95)	3,172
Total increase (decrease) in net assets	(1,183)	(3,271)	302	301	(79)	160	3,477
Net Assets:
Beginning of period	4,500	7,771	1,831	1,530	2,317	2,157	0
End of period	$ 3,317	$ 4,500	$ 2,133	$ 1,831	$ 2,238	$ 2,317	$ 3,477

(a) New fund. See Note 1
b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp., on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income variable annuity contracts. The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. The Fidelity Personal Retirement and Fidelity Freedom Lifetime Income variable annuity contracts began funding the Account in 2005 and 2006, respectively. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")

During 2006, the following Underlying Funds were added:

VIP - International Capital Appreciation, Class R
VIP - Freedom Lifetime Income I
VIP - Freedom Lifetime Income II
VIP - Freedom Lifetime Income III
VIP - Disciplined Small Cap
VIP - Disciplined Small Cap Investor Class
VIP - FundsManager 20%
VIP - FundsManager 50%
VIP - FundsManager 70%
VIP - FundsManager 85%
Lazard - Retirement Emerging Markets

The Underlying Funds added during 2006 commenced operations on May 1, 2006.

During 2006, the following Underlying Funds were renamed:

Old Name	New Name
VIP - Consumer Industries	VIP - Consumer Discretionary
VIP - Consumer Industries Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Cyclical Industries	VIP - Industrials
VIP - Cyclical Industries Investor Class	VIP - Industrials Investor Class
VIP - Natural Resources	VIP - Energy
VIP - Natural Resources Investor Class	VIP - Energy Investor Class
VIP - Telecom & Utilities	VIP - Utilities
VIP - Telecom & Utilities Investor Class	VIP - Utilities Investor Class
OMIF - Technologies & Communications	OMIF - Columbus Circle Technology & Communications
WFAF - Discovery	WFAF - Advantage VT Discovery
WFAF - Opportunity	WFAF - Advantage VT Opportunity
CST - Small Cap Growth	CST - Small Cap Core I

Effective March 1, 2006, all of the shares in the initial share class of the VIP - International Capital Appreciation Fund were transferred to the redemption share class of the VIP - International Capital Appreciation Fund. The investment objectives and strategies of the two funds are substantially the same.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

1. Organization - continued

During 2005, the Fidelity Variable Insurance Products Funds ("Investor Class") was added to the fund group and the following fund groups were renamed:

Old Name	New Name
Fidelity Variable Insurance Products Funds II	Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds III	Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds IV	Fidelity Variable Insurance Products Funds
PBHG Insurance Series Funds	Old Mutual Insurance Series Fund
Strong Variable Insurance Funds	Wells Fargo Advantage Variable Trust Funds

During 2005, the following Underlying Funds were added:

VIP - Money Market Investor Class	VIP - Aggressive Growth
VIP - High Income Investor Class	VIP - Aggressive Growth Investor Class
VIP - Equity-Income Investor Class	VIP - International Capital Appreciation
VIP - Growth Investor Class	VIP - International Capital Appreciation Investor Class
VIP - Overseas, Class R Investor Class	VIP - Value Leaders
VIP - Investment Grade Bond Investor Class	VIP - Value Leaders Investor Class
VIP - Asset Manager Investor Class	VIP - Value
VIP - Asset Manager: Growth Investor Class	VIP - Value Investor Class
VIP - Contrafund Investor Class	VIP - Growth Stock
VIP - Balanced Investor Class	VIP - Growth Stock Investor Class
VIP - Dynamic Capital Appreciation Investor Class	VIP - Freedom Income
VIP - Growth & Income Investor Class	VIP - Freedom Income Investor Class
VIP - Growth Opportunities Investor Class	VIP - Freedom 2005
VIP - Mid Cap Investor Class	VIP - Freedom 2005 Investor Class
VIP - Value Strategies Investor Class	VIP - Freedom 2010
VIP - Telecomm. and Utilities Growth Investor Class	VIP - Freedom 2010 Investor Class
VIP - Technology Investor Class	VIP - Freedom 2015
VIP - Natural Resources Investor Class	VIP - Freedom 2015 Investor Class
VIP - Health Care Investor Class	VIP - Freedom 2020
VIP - Financial Services Investor Class	VIP - Freedom 2020 Investor Class
VIP - Cyclical Industries Investor Class	VIP - Freedom 2025
VIP - Consumer Industries Investor Class	VIP - Freedom 2025 Investor Class
VIP - Real Estate Investor Class	VIP - Freedom 2030
VIP - Strategic Income Investor Class	VIP - Freedom 2030 Investor Class

The VIP and VIP Investor Class funds added during 2005 commenced operations on July 1, 2005 and August 15, 2005, respectively.

During 2005, the VIP Telecomm. and Utilities Growth Investor Class Fund recorded an increase in net assets of $246. As of December 31, 2005, total net assets and units outstanding were $246 and 25, respectively. As the primary financial statements are presented in thousands, this sub-account has not been reflected.

During 2005, the following Underlying Funds were renamed:

Old Name	New Name
VIP II - Investment Grade Bond	VIP - Investment Grade Bond
VIP II - Asset Manager	VIP - Asset Manager
VIP II - Index 500	VIP - Index 500
VIP II - Asset Manager: Growth	VIP - Asset Manager: Growth
VIP II - Contrafund	VIP - Contrafund
VIP III - Balanced	VIP - Balanced
VIP III - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation
VIP III - Growth & Income	VIP - Growth & Income
VIP III - Growth Opportunities	VIP - Growth Opportunities
VIP III - Mid Cap	VIP - Mid Cap
VIP III - Value Strategies	VIP - Value Strategies
VIP IV - Telecomm. and Utilities Growth	VIP - Telecomm. and Utilities Growth
VIP IV - Technology	VIP - Technology
VIP IV - Natural Resources	VIP - Natural Resources
VIP IV - Heath Care	VIP - Heath Care

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

1. Organization - continued

Old Name	New Name
VIP IV - Financial Services	VIP - Financial Services
VIP IV - Cyclical Industries	VIP - Cyclical Industries
VIP IV - Consumer Industries	VIP - Consumer Industries
VIP IV - Real Estate	VIP - Real Estate
VIP IV - Strategic Income	VIP - Strategic Income
PBHG - Growth II	OMIF - Growth II
PBHG - Small Cap	OMIF - Small Cap
PBHG - Select Value	OMIF - Select Value
PBHG - Technology & Communications	OMIF - Technologies & Communications
PBHG - Select 20	OMIF - Large Cap Growth
SVIF - Mid Cap Growth Fund II	WFAF - Discovery
SVIF - Opportunity Fund II	WFAF - Opportunity
CST - Post Venture Capital	CST - Global Small Cap Focus

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

Annuity and accumulation reserves are computed for contracts based on the 1983 Basic and 1983a Individual Annuitant Mortality Tables. For variable payout annuity contracts, the assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI. In addition, a payable to EFILI of $11,100 represents seed money held in the subaccounts as of December 31, 2006.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Tranactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Health Care Investor Class
VIP - Overseas, Class R Investor Class	VIP - Financial Services
VIP - Utilities	VIP - Financial Services Investor Class
VIP - Utilities Investor Class	VIP - Industrials
VIP - Technology	VIP - Industrials Investor Class
VIP - Technology Investor Class	VIP - Consumer Discretionary
VIP - Energy	VIP - Consumer Discretionary Investor Class
VIP - Energy Investor Class	VIP - International Capital Appreciation, Class R
VIP - Health Care	VIP - International Capital Appreciation Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP portfolios. In 2005, EFILI entered into service agreements with FIIOC and Fidelity Distributors Corporation, respectively, under which EFILI provides certain shareholder account services with respect to VIP Investor Class shares.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2006 were 0.10% to 0.72% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2006:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$59,797	$56,392
VIP - Money Market Investor Class	57,781	14,354
VIP - High Income	4,611	7,610
VIP - High Income Investor Class	4,988	1,272
VIP - Equity-Income	22,928	17,506
VIP - Equity-Income Investor Class	9,830	477
VIP - Growth	1,644	20,592
VIP - Growth Investor Class	3,805	790
VIP - Overseas	310	4,444
VIP - Overseas, Class R	5,506	2,437
VIP - Overseas, Class R Investor Class	6,019	1,034
VIP - Investment Grade Bond	4,237	17,163
VIP - Investment Grade Bond Investor Class	7,638	1,578
VIP - Asset Manager	2,050	12,115
VIP - Asset Manager Investor Class	1,657	290
VIP - Index 500	12,667	16,871
VIP - Asset Manager: Growth	1,044	3,903
VIP - Asset Manager: Growth Investor Class	1,069	614
VIP - Contrafund	21,398	21,560
VIP - Contrafund Investor Class	18,298	1,064
VIP - Balanced	4,760	4,356
VIP - Balanced Investor Class	6,970	613
VIP - Dynamic Capital Appreciation	3,516	2,798
VIP - Dynamic Capital Appreciation Investor Class	2,186	544
VIP - Growth & Income	1,637	5,839
VIP - Growth & Income Investor Class	1,635	424
VIP - Growth Opportunities	476	4,499
VIP - Growth Opportunities Investor Class	579	185
VIP - Mid Cap	20,901	15,954
VIP - Mid Cap Investor Class	7,851	1,093
VIP - Value Strategies	2,864	4,053
VIP - Value Strategies Investor Class	2,240	1,141
VIP - Utilities (b)	8,665	4,717
VIP - Utilities Investor Class (b)	3,047	11
VIP - Technology	3,260	3,828
VIP - Technology Investor Class	747	245
VIP - Energy (b)	11,733	11,565
VIP - Energy Investor Class (b)	3,110	657
VIP - Health Care	1,492	3,584
VIP - Health Care Investor Class	1,197	398
VIP - Financial Services	4,630	3,531
VIP - Financial Services Investor Class	922	54
VIP - Industrials (b)	2,475	1,669
VIP - Industrials Investor Class (b)	1,100	152
VIP - Consumer Discretionary (b)	478	149
VIP - Consumer Discretionary Investor Class (b)	127	0
VIP - Real Estate	10,823	6,187
VIP - Real Estate Investor Class	6,269	440

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$2,654	$4,307
VIP - Strategic Income Investor Class	10,286	503
VIP - Aggressive Growth	289	204
VIP - Aggressive Growth Investor Class	468	175
VIP - International Capital Appreciation	1,065	1,484
VIP - International Capital Appreciation, Class R (a)	2,319	370
VIP - International Capital Appreciation Investor Class	2,377	627
VIP - Value Leaders	1,365	1,280
VIP - Value Leaders Investor Class	1,935	97
VIP - Value	1,400	587
VIP - Value Investor Class	1,922	291
VIP - Growth Stock	211	1,277
VIP - Growth Stock Investor Class	364	306
VIP - Freedom Income	454	239
VIP - Freedom Income Investor Class	515	181
VIP - Freedom 2005	556	215
VIP - Freedom 2005 Investor Class	292	1
VIP - Freedom 2010	1,568	1,944
VIP - Freedom 2010 Investor Class	2,390	136
VIP - Freedom 2015	2,398	1,409
VIP - Freedom 2015 Investor Class	2,939	130
VIP - Freedom 2020	1,320	1,050
VIP - Freedom 2020 Investor Class	3,645	95
VIP - Freedom 2025	924	291
VIP - Freedom 2025 Investor Class	783	182
VIP - Freedom 2030	1,238	740
VIP - Freedom 2030 Investor Class	1,292	284
VIP - Freedom Lifetime Income I (a)	1,517	23
VIP - Freedom Lifetime Income II (a)	189	2
VIP - Disciplined Small Cap (a)	403	22
VIP - Disciplined Small Cap Investor Class (a)	1,060	148
VIP - FundsManager 20% (a)	3,875	968
VIP - FundsManager 50% (a)	21,420	1,963
VIP - FundsManager 70% (a)	21,996	1,697
VIP - FundsManager 85% (a)	9,435	262
UIF - Emerging Markets Equity	31,914	26,258
UIF - Emerging Markets Debt	1,719	2,813
UIF - Global Value Equity	3,406	3,093
UIF - International Magnum	7,434	2,607
OMIF - Growth II	0	1,109
OMIF - Small Cap	6	2,095
OMIF - Select Value	48	1,619
OMIF - Columbus Circle Technology & Communications (b)	3	39,352
OMIF - Large Cap Growth	2	7,383
WFAF - Advantage VT Discovery (b)	1	2,313
WFAF - Advantage VT Opportunity (b)	496	1,039
CST - Small Cap Core I (b)	1,402	3,841
CST - International Focus	1,142	1,086
CST - Global Small Cap Focus	1,161	1,418
Lazard - Retirement Emerging Markets (a)	3,422	195

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2006:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	74,107	$ 74,107	$ 1.00
VIP - Money Market Investor Class	48,347	48,347	1.00
VIP - High Income	3,387	32,321	6.35
VIP - High Income Investor Class	712	4,634	6.34
VIP - Equity-Income	4,680	113,904	26.20
VIP - Equity-Income Investor Class	442	11,413	26.15
VIP - Growth	1,966	94,790	35.87
VIP - Growth Investor Class	115	3,984	35.78
VIP - Overseas	799	18,785	23.96
VIP - Overseas, Class R	486	9,702	23.92
VIP - Overseas, Class R Investor Class	281	6,118	23.91
VIP - Investment Grade Bond	3,966	52,945	12.76
VIP - Investment Grade Bond Investor Class	620	7,720	12.74
VIP - Asset Manager	3,561	58,496	15.71
VIP - Asset Manager Investor Class	109	1,641	15.67
VIP - Index 500	554	82,719	161.36
VIP - Asset Manager: Growth	1,041	17,072	13.60
VIP - Asset Manager: Growth Investor Class	45	598	13.56
VIP - Contrafund	5,678	142,996	31.47
VIP - Contrafund Investor Class	641	20,378	31.41
VIP - Balanced	1,252	18,820	15.64
VIP - Balanced Investor Class	475	7,051	15.59
VIP - Dynamic Capital Appreciation	523	4,758	9.61
VIP - Dynamic Capital Appreciation Investor Class	176	1,669	9.61
VIP - Growth & Income	1,709	27,446	16.12
VIP - Growth & Income Investor Class	93	1,403	16.07
VIP - Growth Opportunities	574	12,280	18.16
VIP - Growth Opportunities Investor Class	26	437	18.11
VIP - Mid Cap	1,980	58,067	34.77
VIP - Mid Cap Investor Class	254	8,659	34.69
VIP - Value Strategies	779	10,407	13.47
VIP - Value Strategies Investor Class	144	1,886	13.43
VIP - Utilities (b)	595	6,918	11.29
VIP - Utilities Investor Class (b)	269	3,037	11.26
VIP - Technology	608	6,244	10.37
VIP - Technology Investor Class	69	723	10.34
VIP - Energy (b)	1,052	21,268	19.04
VIP - Energy Investor Class (b)	142	2,996	19.00
VIP - Health Care	536	6,211	13.17
VIP - Health Care Investor Class	85	1,081	13.14
VIP - Financial Services	305	4,250	14.60
VIP - Financial Services Investor Class	75	1,005	14.57
VIP - Industrials (b)	310	4,513	13.90
VIP - Industrials Investor Class (b)	65	986	13.86
VIP - Consumer Discretionary (b)	62	745	12.84
VIP - Consumer Discretionary Investor Class (b)	13	152	12.83
VIP - Real Estate	757	15,906	22.74
VIP - Real Estate Investor Class	271	6,018	22.69

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Strategic Income	864	$ 9,226	$ 10.70
VIP - Strategic Income Investor Class	992	10,665	10.69
VIP - Aggressive Growth	43	411	9.44
VIP - Aggressive Growth Investor Class	32	302	9.41
VIP - International Capital Appreciation, Class R	164	1,948	12.68
VIP - International Capital Appreciation Investor Class	177	2,148	12.65
VIP - Value Leaders	161	2,202	14.81
VIP - Value Leaders Investor Class	136	1,909	14.80
VIP - Value	114	1,507	14.28
VIP - Value Investor Class	133	1,782	14.26
VIP - Growth Stock	32	384	12.07
VIP - Growth Stock Investor Class	8	96	12.05
VIP - Freedom Income	90	936	10.71
VIP - Freedom Income Investor Class	76	785	10.78
VIP - Freedom 2005	43	479	11.41
VIP - Freedom 2005 Investor Class	38	397	11.17
VIP - Freedom 2010	172	1,897	11.59
VIP - Freedom 2010 Investor Class	228	2,394	11.19
VIP - Freedom 2015	300	3,375	11.93
VIP - Freedom 2015 Investor Class	272	2,920	11.40
VIP - Freedom 2020	199	2,215	12.10
VIP - Freedom 2020 Investor Class	341	3,717	11.53
VIP - Freedom 2025	83	964	12.18
VIP - Freedom 2025 Investor Class	72	773	11.62
VIP - Freedom 2030	81	976	12.44
VIP - Freedom 2030 Investor Class	92	1,015	11.72
VIP - Freedom Lifetime Income I	140	1,494	10.98
VIP - Freedom Lifetime Income II	17	186	11.36
VIP - Disciplined Small Cap	34	381	11.56
VIP - Disciplined Small Cap Investor Class	81	912	11.55
VIP - FundsManager 20%	281	2,907	10.34
VIP - FundsManager 50%	1,894	19,457	10.52
VIP - FundsManager 70%	1,970	20,299	10.64
VIP - FundsManager 85%	902	9,173	10.72
UIF - Emerging Markets Equity	1,878	31,883	19.53
UIF - Emerging Markets Debt	500	4,540	8.92
UIF - Global Value Equity	407	6,033	16.99
UIF - International Magnum	747	9,630	14.26
OMIF - Growth II	142	4,763	12.51
OMIF - Small Cap	309	5,821	24.07
OMIF - Select Value	602	22,780	17.64
OMIF - Columbus Circle Technology & Communications (b)	2,004	115,480	2.67
OMIF - Large Cap Growth	182	3,297	10.42
WFAF - Advantage VT Discovery (b)	337	10,115	16.44
WFAF - Advantage VT Opportunity (b)	172	4,668	24.02
CST - Small Cap Core I (b)	213	7,003	15.60
CST - International Focus	155	2,477	13.74
CST - Global Small Cap Focus	153	2,990	14.67
Lazard - Retirement Emerging Markets	153	3,227	22.71

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Money Market
Units Issued	4,407	4,499	399	198
Units Redeemed	(4,370)	(4,779)	(409)	(239)
Net Increase (Decrease)	37	(280)	(10)	(41)
VIP - High Income
Units Issued	133	226	18	19
Units Redeemed	(273)	(403)	(25)	(36)
Net Increase (Decrease)	(140)	(177)	(7)	(17)
VIP - Equity-Income
Units Issued	161	141	37	17
Units Redeemed	(395)	(412)	(35)	(38)
Net Increase (Decrease)	(234)	(271)	2	(21)
VIP - Growth
Units Issued	53	102	6	8
Units Redeemed	(297)	(377)	(25)	(28)
Net Increase (Decrease)	(244)	(275)	(19)	(20)
VIP - Overseas
Units Issued	1	1	0	0
Units Redeemed	(114)	(148)	(10)	(8)
Net Increase (Decrease)	(113)	(147)	(10)	(8)
VIP - Overseas, Class R
Units Issued	473	436	78	34
Units Redeemed	(346)	(253)	(42)	(4)
Net Increase (Decrease)	127	183	36	30
VIP - Investment Grade Bond (b)
Units Issued	137	334	34	33
Units Redeemed	(583)	(513)	(96)	(54)
Net Increase (Decrease)	(446)	(179)	(62)	(21)
VIP - Asset Manager (b)
Units Issued	44	151	1	4
Units Redeemed	(354)	(366)	(27)	(38)
Net Increase (Decrease)	(310)	(215)	(26)	(34)
VIP - Index 500 (b)
Units Issued	166	282	23	20
Units Redeemed	(558)	(558)	(29)	(31)
Net Increase (Decrease)	(392)	(276)	(6)	(11)
VIP - Asset Manager: Growth (b)
Units Issued	38	39	3	0
Units Redeemed	(145)	(202)	(13)	(30)
Net Increase (Decrease)	(107)	(163)	(10)	(30)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Contrafund (b)
Units Issued	374	708	37	37
Units Redeemed	(995)	(650)	(98)	(44)
Net Increase (Decrease)	(621)	58	(61)	(7)
VIP - Balanced (b)
Units Issued	268	262	48	10
Units Redeemed	(339)	(184)	(21)	(25)
Net Increase (Decrease)	(71)	78	27	(15)
VIP - Dynamic Capital Appreciation
Units Issued	262	254	30	29
Units Redeemed	(265)	(109)	(23)	0
Net Increase (Decrease)	(3)	145	7	29
VIP - Growth & Income (b)
Units Issued	63	102	10	11
Units Redeemed	(290)	(484)	(52)	(77)
Net Increase (Decrease)	(227)	(382)	(42)	(66)
VIP - Growth Opportunities (b)
Units Issued	44	145	0	6
Units Redeemed	(292)	(295)	(31)	(35)
Net Increase (Decrease)	(248)	(150)	(31)	(29)
VIP - Mid Cap (b)
Units Issued	877	1,169	47	72
Units Redeemed	(1,491)	(1,394)	(98)	(146)
Net Increase (Decrease)	(614)	(225)	(51)	74
VIP - Value Strategies (b)
Units Issued	104	253	9	13
Units Redeemed	(330)	(717)	(20)	(39)
Net Increase (Decrease)	(226)	(464)	(11)	(26)
VIP - Utilities (b)
Units Issued	650	263	92	11
Units Redeemed	(530)	(188)	0	(11)
Net Increase (Decrease)	120	75	92	0
VIP - Technology (b)
Units Issued	347	315	14	8
Units Redeemed	(461)	(671)	(27)	(23)
Net Increase (Decrease)	(114)	(356)	(13)	(15)
VIP - Energy (b)
Units Issued	557	1,465	22	48
Units Redeemed	(842)	(975)	(23)	(23)
Net Increase (Decrease)	(285)	490	(1)	25

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Health Care (b)
Units Issued	196	473	4	20
Units Redeemed	(419)	(379)	(11)	(9)
Net Increase (Decrease)	(223)	94	(7)	11
VIP - Financial Services (b)
Units Issued	328	119	3	7
Units Redeemed	(298)	(184)	(9)	(3)
Net Increase (Decrease)	30	(65)	(6)	4
VIP - Industrials (b)
Units Issued	127	169	15	34
Units Redeemed	(134)	(194)	(10)	(14)
Net Increase (Decrease)	(7)	(25)	5	20
VIP - Consumer Discretionary (b)
Units Issued	39	17	8	0
Units Redeemed	(23)	(42)	0	(1)
Net Increase (Decrease)	16	(25)	8	(1)
VIP - Real Estate (b)
Units Issued	481	474	54	24
Units Redeemed	(502)	(473)	0	(27)
Net Increase (Decrease)	(21)	1	54	(3)
VIP - Strategic Income (b)
Units Issued	263	667	77	126
Units Redeemed	(449)	(358)	(80)	(19)
Net Increase (Decrease)	(186)	309	(3)	107
VIP - Aggressive Growth (b)
Units Issued	36	58	0	1
Units Redeemed	(31)	(29)	0	0
Net Increase (Decrease)	5	29	0	1
VIP - International Capital Appreciation (a)
Units Issued	121	41	13	2
Units Redeemed	(158)	(4)	(16)	0
Net Increase (Decrease)	(37)	37	(3)	2
VIP - International Capital Appreciation, Class R (a)
Units Issued	159	0	17	0
Units Redeemed	(13)	0	(1)	0
Net Increase (Decrease)	146	0	16	0
VIP - Value Leaders (a)
Units Issued	140	190	18	22
Units Redeemed	(149)	(9)	(17)	(1)
Net Increase (Decrease)	(9)	181	1	21

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Value (a)
Units Issued	125	82	8	9
Units Redeemed	(53)	(24)	(12)	0
Net Increase (Decrease)	72	58	(4)	9
VIP - Growth Stock (a)
Units Issued	22	138	0	17
Units Redeemed	(113)	(14)	(14)	0
Net Increase (Decrease)	(91)	124	(14)	17
VIP - Freedom Income (a)
Units Issued	46	80	0	0
Units Redeemed	(29)	(9)	0	0
Net Increase (Decrease)	17	71	0	0
VIP - Freedom 2005 (a)
Units Issued	50	48	0	0
Units Redeemed	(21)	(34)	0	0
Net Increase (Decrease)	29	14	0	0
VIP - Freedom 2010 (a)
Units Issued	156	255	0	0
Units Redeemed	(201)	(36)	0	0
Net Increase (Decrease)	(45)	219	0	0
VIP - Freedom 2015 (a)
Units Issued	248	232	0	0
Units Redeemed	(174)	(1)	0	0
Net Increase (Decrease)	74	231	0	0
VIP - Freedom 2020 (a)
Units Issued	117	193	0	4
Units Redeemed	(100)	(8)	(4)	0
Net Increase (Decrease)	17	185	(4)	4
VIP - Freedom 2025 (a)
Units Issued	80	32	0	1
Units Redeemed	(27)	(1)	(1)	0
Net Increase (Decrease)	53	31	(1)	1
VIP - Freedom 2030 (a)
Units Issued	98	47	0	0
Units Redeemed	(62)	(1)	0	0
Net Increase (Decrease)	36	46	0	0
VIP - Disciplined Small Cap (a)
Units Issued	41	0	4	0
Units Redeemed	(5)	0	0	0
Net Increase (Decrease)	36	0	4	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - FundsManager 20% (a)
Units Issued	122	0	13	0
Units Redeemed	(96)	0	(0)	0
Net Increase (Decrease)	26	0	13	0
VIP - FundsManager 50% (a)
Units Issued	368	0	141	0
Units Redeemed	(148)	0	(12)	0
Net Increase (Decrease)	220	0	129	0
VIP - FundsManager 70% (a)
Units Issued	445	0	230	0
Units Redeemed	(182)	0	(1)	0
Net Increase (Decrease)	263	0	229	0
VIP - FundsManager 85% (a)
Units Issued	349	0	46	0
Units Redeemed	(40)	0	0	0
Net Increase (Decrease)	309	0	46	0
UIF - Emerging Markets Equity
Units Issued	1,282	1,213	54	149
Units Redeemed	(1,686)	(705)	(192)	(40)
Net Increase (Decrease)	(404)	508	(138)	109
UIF - Emerging Markets Debt
Units Issued	53	162	2	15
Units Redeemed	(154)	(147)	(8)	(20)
Net Increase (Decrease)	(101)	15	(6)	(5)
UIF - Global Value Equity
Units Issued	148	106	8	2
Units Redeemed	(238)	(114)	(10)	(14)
Net Increase (Decrease)	(90)	(8)	(2)	(12)
UIF - International Magnum
Units Issued	310	233	47	13
Units Redeemed	(260)	(198)	0	(14)
Net Increase (Decrease)	50	35	47	(1)
OMIF - Growth II (b)
Units Issued	1	0	0	0
Units Redeemed	(39)	(108)	(1)	(2)
Net Increase (Decrease)	(38)	(108)	(1)	(2)
OMIF - Small Cap (b)
Units Issued	5	0	0	0
Units Redeemed	(99)	(123)	(17)	(9)
Net Increase (Decrease)	(94)	(123)	(17)	(9)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
OMIF - Select Value (b)
Units Issued	1	0	0	0
Units Redeemed	(74)	(63)	(3)	(6)
Net Increase (Decrease)	(73)	(63)	(3)	(6)
OMIF - Columbus Circle Technology & Communications Fund (b)
Units Issued	4	0	0	0
Units Redeemed	(236)	(371)	(10)	(6)
Net Increase (Decrease)	(232)	(371)	(10)	(6)
OMIF - Large Cap Growth (b)
Units Issued	5	1	0	0
Units Redeemed	(128)	(214)	(3)	(7)
Net Increase (Decrease)	(123)	(213)	(3)	(7)
WFAF - Advantage VT Discovery (b)
Units Issued	1	0	0	0
Units Redeemed	(77)	(106)	(3)	(5)
Net Increase (Decrease)	(76)	(106)	(3)	(5)
WFAF - Advantage VT Opportunity (b)
Units Issued	1	0	0	0
Units Redeemed	(48)	(72)	(4)	(4)
Net Increase (Decrease)	(47)	(72)	(4)	(4)
CST - Small Cap Core I (b)
Units Issued	134	94	0	4
Units Redeemed	(241)	(332)	(7)	(28)
Net Increase (Decrease)	(107)	(238)	(7)	(24)
CST - International Focus
Units Issued	101	146	0	11
Units Redeemed	(101)	(145)	(2)	(9)
Net Increase (Decrease)	(0)	1	(2)	2
CST - Global Small Cap Focus (b)
Units Issued	94	114	4	10
Units Redeemed	(120)	(123)	(2)	(14)
Net Increase (Decrease)	(26)	(9)	2	(4)
Lazard - Retirement Emerging Markets (a)
Units Issued	185	0	30	0
Units Redeemed	(18)	0	(6)	0
Net Increase (Decrease)	167	0	24	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Money Market Investor Class (a)
Units Issued	7,296	641	0
Units Redeemed	(3,215)	(156)	0
Net Increase (Decrease)	4,081	485	0
VIP - High Income Investor Class (a)
Units Issued	452	85	0
Units Redeemed	(135)	0	0
Net Increase (Decrease)	317	85	0
VIP - Equity Income Investor Class (a)
Units Issued	840	200	0
Units Redeemed	(98)	0	0
Net Increase (Decrease)	742	200	0
VIP - Growth Investor Class (a)
Units Issued	390	94	0
Units Redeemed	(107)	0	0
Net Increase (Decrease)	283	94	0
VIP - Overseas, Class R Investor Class (a)
Units Issued	553	107	0
Units Redeemed	(144)	0	0
Net Increase (Decrease)	409	107	0
VIP - Investment Grade Bond Investor Class (a)
Units Issued	801	167	0
Units Redeemed	(213)	0	0
Net Increase (Decrease)	588	167	0
VIP - Asset Manager Investor Class (a)
Units Issued	159	27	0
Units Redeemed	(29)	0	0
Net Increase (Decrease)	130	27	0
VIP - Index 500 (b)
Units Issued	809	197	0
Units Redeemed	(181)	(5)	0
Net Increase (Decrease)	628	192	0
VIP - Asset Manager: Growth Investor Class (a)
Units Issued	102	14	0
Units Redeemed	(60)	0	0
Net Increase (Decrease)	42	14	0
VIP - Contrafund Investor Class (a)
Units Issued	1,677	300	0
Units Redeemed	(278)	(5)	0
Net Increase (Decrease)	1,399	295	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Balanced Investor Class (a)
Units Issued	628	68	0
Units Redeemed	(56)	(1)	0
Net Increase (Decrease)	572	67	0
VIP - Dynamic Capital Appreciation Investor Class (a)
Units Issued	185	2	0
Units Redeemed	(51)	0	0
Net Increase (Decrease)	134	2	0
VIP - Growth & Income Investor Class (a)
Units Issued	154	18	0
Units Redeemed	(46)	0	0
Net Increase (Decrease)	108	18	0
VIP - Growth Opportunities Investor Class (a)
Units Issued	54	4	0
Units Redeemed	(17)	0	0
Net Increase (Decrease)	37	4	0
VIP - Mid Cap Investor Class (a)
Units Issued	721	181	0
Units Redeemed	(166)	0	0
Net Increase (Decrease)	555	181	0
VIP - Value Strategies Investor Class (a)
Units Issued	198	77	0
Units Redeemed	(113)	0	0
Net Increase (Decrease)	85	77	0
VIP - Utilities Investor Class (a,b)
Units Issued	233	0	0
Units Redeemed	(3)	0	0
Net Increase (Decrease)	230	0	0
VIP - Technology Investor Class (a)
Units Issued	65	20	0
Units Redeemed	(24)	0	0
Net Increase (Decrease)	41	20	0
VIP - Energy Investor Class (a,b)
Units Issued	245	48	0
Units Redeemed	(80)	0	0
Net Increase (Decrease)	165	48	0
VIP - Heath Care Investor Class (a)
Units Issued	120	27	0
Units Redeemed	(45)	0	0
Net Increase (Decrease)	75	27	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Financial Services Investor Class (a)
Units Issued	80	13	0
Units Redeemed	(5)	0	0
Net Increase (Decrease)	75	13	0
VIP - Industrials Investor Class (a,b)
Units Issued	86	3	0
Units Redeemed	(14)	0	0
Net Increase (Decrease)	72	3	0
VIP - Consumer Discretionary Investor Class (a,b)
Units Issued	12	2	0
Units Redeemed	0	0	0
Net Increase (Decrease)	12	2	0
VIP - Real Estate Investor Class (a)
Units Issued	464	17	0
Units Redeemed	(49)	0	0
Net Increase (Decrease)	415	17	0
VIP - Strategic Income Investor Class (a)
Units Issued	968	141	0
Units Redeemed	(75)	(57)	0
Net Increase (Decrease)	893	84	0
VIP - Aggressive Growth Investor Class (a)
Units Issued	43	1	0
Units Redeemed	(17)	0	0
Net Increase (Decrease)	26	1	0
VIP - International Capital Appreciation Investor Class (a)
Units Issued	217	39	0
Units Redeemed	(74)	0	0
Net Increase (Decrease)	143	39	0
VIP - Value Leaders Investor Class (a)
Units Issued	183	7	0
Units Redeemed	(22)	0	0
Net Increase (Decrease)	161	7	0
VIP - Value Investor Class (a)
Units Issued	179	15	0
Units Redeemed	(33)	0	0
Net Increase (Decrease)	146	15	0
VIP - Growth Stock Investor Class (a)
Units Issued	36	4	0
Units Redeemed	(31)	0	0
Net Increase (Decrease)	5	4	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Freedom Income Investor Class (a)
Units Issued	49	45	0
Units Redeemed	(18)	0	0
Net Increase (Decrease)	31	45	0
VIP - Freedom 2005 Investor Class (a)
Units Issued	28	10	0
Units Redeemed	0	0	0
Net Increase (Decrease)	28	10	0
VIP - Freedom 2010 Investor Class (a)
Units Issued	229	14	0
Units Redeemed	(15)	0	0
Net Increase (Decrease)	214	14	0
VIP - Freedom 2015 Investor Class (a)
Units Issued	276	11	0
Units Redeemed	(15)	0	0
Net Increase (Decrease)	261	11	0
VIP - Freedom 2020 Investor Class (a)
Units Issued	333	16	0
Units Redeemed	(9)	0	0
Net Increase (Decrease)	324	16	0
VIP - Freedom 2025 Investor Class (a)
Units Issued	73	17	0
Units Redeemed	(18)	0	0
Net Increase (Decrease)	55	17	0
VIP - Freedom 2030 Investor Class (a)
Units Issued	118	1	0
Units Redeemed	(27)	0	0
Net Increase (Decrease)	91	1	0
VIP - Freedom Lifetime Income I (a)
Units Issued	0	0	140
Units Redeemed	0	0	(2)
Net Increase (Decrease)	0	0	138
VIP - Freedom Lifetime Income II (a)
Units Issued	0	0	17
Units Redeemed	0	0	0
Net Increase (Decrease)	0	0	17

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Disciplined Small Cap Investor Class (a)
Units Issued	119	0	0
Units Redeemed	(26)	0	0
Net Increase (Decrease)	93	0	0
VIP - FundsManager 20% (a)
Units Issued	254	0	0
Units Redeemed	(15)	0	0
Net Increase (Decrease)	239	0	0
VIP - FundsManager 50% (a)
Units Issued	1,544	0	0
Units Redeemed	(12)	0	0
Net Increase (Decrease)	1,532	0	0
VIP - FundsManager 70% (a)
Units Issued	1,481	0	0
Units Redeemed	(7)	0	0
Net Increase (Decrease)	1,474	0	0
VIP - FundsManager 85% (a)
Units Issued	553	0	0
Units Redeemed	(3)	0	0
Net Increase (Decrease)	550	0	0
UIF - Emerging Markets Equity
Units Issued	835	0	0
Units Redeemed	(61)	0	0
Net Increase (Decrease)	774	0	0
UIF - Emerging Market Debt
Units Issued	48	0	0
Units Redeemed	(3)	0	0
Net Increase (Decrease)	45	0	0
UIF - Global Value Equity
Units Issued	101	0	0
Units Redeemed	(7)	0	0
Net Increase (Decrease)	94	0	0
UIF - International Magnum
Units Issued	301	0	0
Units Redeemed	(55)	0	0
Net Increase (Decrease)	246	0	0
Lazard - Retirement Emerging Markets (a)
Units Issued	140	0	0
Units Redeemed	(16)	0	0
Net Increase (Decrease)	124	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2006	3,615	$20.51	$20.20	$ 74,101	0.80%	1.00%	4.79%	4.04%	3.83%
2005	3,589	$19.71	$19.45	$ 70,696	0.80%	1.00%	2.99%	2.21%	2.00%
2004	3,910	$19.29	$19.07	$ 75,387	0.80%	1.00%	1.19%	0.40%	0.19%
2003	4,651	$19.21	$19.03	$ 89,311	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	6,879	$19.18	$19.04	$ 131,875	0.80%	1.00%	1.68%	0.88%	0.68%
VIP - Money Market Investor Class (a)
2006	4,566	$10.59	$10.59	$ 48,342	0.25%	0.25%	4.82%	4.55%	4.55%
2005	485	$10.13	$10.13	$ 4,915	0.25%	0.25%	0.60%	1.26%	1.26%
VIP - High Income
2006	685	$31.49	$31.01	$ 21,511	0.80%	1.00%	7.29%	10.35%	10.13%
2005	834	$28.54	$28.16	$ 23,721	0.80%	1.00%	14.57%	1.88%	1.68%
2004	1,028	$28.01	$27.69	$ 28,745	0.80%	1.00%	8.38%	8.71%	8.49%
2003	1,106	$25.76	$25.52	$ 28,461	0.80%	1.00%	6.17%	26.25%	25.99%
2002	979	$20.41	$20.26	$ 19,974	0.80%	1.00%	10.58%	2.62%	2.41%
VIP - High Income Investor Class (a)
2006	402	$11.23	$11.23	$ 4,516	0.25%	0.25%	11.96%	10.96%	10.96%
2005	85	$10.12	$10.12	$ 863	0.25%	0.25%	11.36%	1.20%	1.20%
VIP - Equity-Income
2006	1,783	$68.85	$67.80	$ 122,617	0.80%	1.00%	3.36%	19.23%	19.00%
2005	2,015	$57.74	$56.97	$ 116,260	0.80%	1.00%	1.67%	5.02%	4.81%
2004	2,307	$54.98	$54.36	$ 126,745	0.80%	1.00%	1.52%	10.63%	10.41%
2003	2,288	$49.70	$49.24	$ 113,614	0.80%	1.00%	1.81%	29.29%	29.03%
2002	2,314	$38.44	$38.16	$ 88,880	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
VIP - Equity-Income Investor Class (a)
2006	942	$12.28	$12.28	$ 11,560	0.25%	0.25%	3.52%	19.74%	19.74%
2005	200	$10.25	$10.25	$ 2,054	0.25%	0.25%	-	2.52%	2.52%
VIP - Growth
2006	1,163	$60.67	$59.74	$ 70,515	0.80%	1.00%	0.41%	6.00%	5.78%
2005	1,426	$57.23	$56.47	$ 81,528	0.80%	1.00%	0.52%	4.95%	4.74%
2004	1,721	$54.53	$53.92	$ 93,779	0.80%	1.00%	0.27%	2.55%	2.34%
2003	2,035	$53.18	$52.68	$ 108,162	0.80%	1.00%	0.26%	31.79%	31.52%
2002	1,985	$40.35	$40.06	$ 80,065	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
VIP - Growth Investor Class (a)
2006	377	$10.93	$10.93	$ 4,124	0.25%	0.25%	0.21%	6.45%	6.45%
2005	94	$10.27	$10.27	$ 963	0.25%	0.25%	-	2.65%	2.65%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2006	467	$40.97	$40.34	$ 19,146	0.80%	1.00%	0.92%	17.14%	16.90%
2005	590	$34.97	$34.51	$ 20,659	0.80%	1.00%	0.69%	18.10%	17.86%
2004	745	$29.61	$29.28	$ 22,053	0.80%	1.00%	1.22%	12.72%	12.50%
2003	840	$26.27	$26.03	$ 22,060	0.80%	1.00%	0.80%	42.22%	41.94%
2002	725	$18.47	$18.34	$ 13,381	0.80%	1.00%	0.81%	(20.92%)	(21.08%)
VIP - Overseas, Class R
2006	757	$15.39	$15.30	$ 11,636	0.80%	1.00%	0.74%	17.08%	16.84%
2005	594	$13.14	$13.10	$ 7,800	0.80%	1.00%	0.61%	18.16%	17.93%
2004	381	$11.12	$11.11	$ 4,233	0.80%	1.00%	-	11.23%	11.08% (c)
VIP - Overseas, Class R Investor Class (a)
2006	516	$13.04	$13.04	$ 6,727	0.25%	0.25%	0.41%	17.65%	17.65%
2005	107	$11.08	$11.08	$ 1,182	0.25%	0.25%	-	10.83%	10.83%
VIP - Investment Grade Bond (b)
2006	1,732	$29.30	$28.85	$ 50,605	0.80%	1.00%	4.35%	3.52%	3.31%
2005	2,241	$28.30	$27.93	$ 63,258	0.80%	1.00%	3.73%	1.38%	1.17%
2004	2,441	$27.92	$27.61	$ 68,015	0.80%	1.00%	4.40%	3.62%	3.41%
2003	2,888	$26.95	$26.70	$ 77,712	0.80%	1.00%	4.34%	4.36%	4.15%
2002	3,792	$25.82	$25.63	$ 97,808	0.80%	1.00%	3.29%	9.46%	9.24%
VIP - Investment Grade Bond Investor Class (a)
2006	755	$10.46	$10.46	$ 7,896	0.25%	0.25%	1.55%	4.07%	4.07%
2005	167	$10.05	$10.05	$ 1,675	0.25%	0.25%	-	0.54%	0.54%
VIP - Asset Manager (b)
2006	1,625	$34.45	$33.93	$ 55,942	0.80%	1.00%	2.83%	6.46%	6.25%
2005	1,960	$32.36	$31.93	$ 63,403	0.80%	1.00%	2.74%	3.21%	3.01%
2004	2,209	$31.35	$31.00	$ 69,203	0.80%	1.00%	2.69%	4.62%	4.41%
2003	2,284	$29.97	$29.69	$ 68,379	0.80%	1.00%	3.57%	17.03%	16.80%
2002	2,360	$25.61	$25.42	$ 60,393	0.80%	1.00%	4.12%	(9.46%)	(9.64%)
VIP - Asset Manager Investor Class (a)
2006	157	$10.93	$10.93	$ 1,710	0.25%	0.25%	0.78%	6.97%	6.97%
2005	27	$10.22	$10.22	$ 276	0.25%	0.25%	-	2.15%	2.15%
VIP - Index 500 (b)
2006	2,916	$11.75	$37.56	$ 89,470	0.25%	1.00%	1.72%	15.44%	14.58%
2005	2,685	$10.18	$32.79	$ 84,730	0.25%	1.00%	1.80%	1.76%	3.78%
2004	2,780	$31.95	$31.59	$ 88,763	0.80%	1.00%	1.29%	9.73%	9.51%
2003	2,763	$29.12	$28.85	$ 80,396	0.80%	1.00%	1.44%	27.38%	27.13%
2002	2,704	$22.86	$22.69	$ 61,787	0.80%	1.00%	1.38%	(22.87%)	(23.03%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth (b)
2006	630	$22.51	$22.17	$ 14,155	0.80%	1.00%	2.12%	6.13%	5.92%
2005	747	$21.21	$20.93	$ 15,833	0.80%	1.00%	2.55%	3.06%	2.85%
2004	940	$20.58	$20.35	$ 19,312	0.80%	1.00%	2.30%	5.13%	4.92%
2003	993	$19.57	$19.39	$ 19,419	0.80%	1.00%	2.96%	22.35%	22.10%
2002	1,058	$16.00	$15.88	$ 16,913	0.80%	1.00%	3.00%	(16.20%)	(16.37%)
VIP - Asset Manager: Growth Investor Class (a)
2006	56	$10.90	$10.90	$ 609	0.25%	0.25%	1.00%	6.53%	6.53%
2005	14	$10.24	$10.24	$ 143	0.25%	0.25%	-	2.35%	2.35%
VIP - Contrafund (b)
2006	4,039	$44.28	$43.61	$ 178,699	0.80%	1.00%	1.27%	10.83%	10.60%
2005	4,721	$39.95	$39.43	$ 188,503	0.80%	1.00%	0.28%	16.00%	15.77%
2004	4,670	$34.44	$34.06	$ 160,740	0.80%	1.00%	0.33%	14.55%	14.32%
2003	4,527	$30.07	$29.79	$ 136,025	0.80%	1.00%	0.46%	27.44%	27.18%
2002	4,711	$23.60	$23.42	$ 111,114	0.80%	1.00%	0.86%	(10.07%)	(10.26%)
VIP - Contrafund Investor Class (a)
2006	1,694	$11.88	$11.88	$ 20,121	0.25%	0.25%	1.31%	11.32%	11.32%
2005	295	$10.67	$10.67	$ 3,148	0.25%	0.25%	-	6.72%	6.72%
VIP - Balanced (b)
2006	1,134	$17.29	$17.03	$ 19,566	0.80%	1.00%	2.01%	10.82%	10.59%
2005	1,178	$15.60	15.40	$ 18,348	0.80%	1.00%	2.50%	4.92%	4.71%
2004	1,115	$14.87	$14.70	$ 16,556	0.80%	1.00%	2.04%	4.63%	4.41%
2003	1,121	$14.21	$14.08	$ 15,910	0.80%	1.00%	2.75%	16.78%	16.55%
2002	1,061	$12.17	$12.08	$ 12,892	0.80%	1.00%	2.86%	(9.45%)	(9.63%)
VIP - Balanced Investor Class (a)
2006	639	$11.60	$11.60	$ 7,411	0.25%	0.25%	0.69%	11.28%	11.28%
2005	67	$10.43	$10.43	$ 699	0.25%	0.25%	-	4.28%	4.28%
VIP - Dynamic Capital Appreciation (b)
2006	334	$15.09	$14.99	$ 5,026	0.80%	1.00%	0.53%	13.06%	12.84%
2005	330	$13.34	$13.28	$ 4,394	0.80%	1.00%	-	20.18%	19.93%
2004	156	$11.10	$11.08	$ 1,731	0.80%	1.00%	-	0.60%	0.39%
2003	103	$11.04	$11.03	$ 1,139	0.80%	1.00%	-	10.38%	10.32% (d)
VIP - Dynamic Capital Appreciation Investor Class (a)
2006	136	$12.40	$12.40	$ 1,690	0.25%	0.25%	0.65%	13.58%	13.58%
2005	2	$10.92	$10.92	$ 27	0.25%	0.25%	-	9.18%	9.18%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income (b)
2006	1,415	$19.52	$19.22	$ 27,551	0.80%	1.00%	0.94%	12.27%	12.05%
2005	1,683	$17.38	$17.15	$ 29,208	0.80%	1.00%	1.60%	6.78%	6.56%
2004	2,131	$16.28	$16.10	$ 34,631	0.80%	1.00%	0.91%	4.95%	4.74%
2003	2,449	$15.51	$15.37	$ 37,944	0.80%	1.00%	1.11%	22.78%	22.54%
2002	2,371	$12.63	$12.54	$ 29,922	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
VIP - Growth & Income Investor Class (a)
2006	126	$11.83	$11.83	$ 1,495	0.25%	0.25%	0.37%	12.67%	12.67%
2005	18	$10.50	$10.50	$ 192	0.25%	0.25%	-	4.96%	4.96%
VIP - Growth Opportunities (b)
2006	771	$13.54	$13.33	$ 10,422	0.80%	1.00%	0.80%	4.61%	4.40%
2005	1,051	$12.94	$12.77	$ 13,572	0.80%	1.00%	0.94%	8.02%	7.81%
2004	1,230	$11.98	$11.85	$ 14,712	0.80%	1.00%	0.54%	6.33%	6.12%
2003	1,235	$11.27	$11.16	$ 13,902	0.80%	1.00%	0.71%	28.83%	28.58%
2002	1,041	$8.75	$8.68	$ 9,097	0.80%	1.00%	1.12%	(22.47%)	(22.63%)
VIP - Growth Opportunities Investor Class (a)
2006	41	$11.16	$11.16	$ 462	0.25%	0.25%	0.19%	5.00%	5.00%
2005	4	$10.63	$10.63	$ 43	0.25%	0.25%	-	6.28%	6.28%
VIP - Mid Cap (b)
2006	3,202	$21.53	$21.24	$ 68,861	0.80%	1.00%	0.35%	11.80%	11.58%
2005	3,867	$19.26	$19.04	$ 74,400	0.80%	1.00%	-	17.36%	17.13%
2004	4,166	$16.41	$16.25	$ 68,306	0.80%	1.00%	-	23.92%	23.67%
2003	3,424	$13.24	$13.14	$ 45,297	0.80%	1.00%	0.43%	37.53%	37.25%
2002	3,498	$9.63	$9.58	$ 33,659	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
VIP - Mid Cap Investor Class (a)
2006	736	$11.99	$11.99	$ 8,817	0.25%	0.25%	0.18%	12.31%	12.31%
2005	181	$10.67	$10.67	$ 1,931	0.25%	0.25%	-	6.72%	6.72%
VIP - Value Strategies (b)
2006	693	$15.15	$15.05	$ 10,488	0.80%	1.00%	0.62%	15.41%	15.17%
2005	930	$13.12	$13.06	$ 12,211	0.80%	1.00%	-	1.84%	1.64%
2004	1,420	$12.89	$12.85	$ 18,294	0.80%	1.00%	-	13.21%	12.98%
2003	823	$11.38	$11.38	$ 9,372	0.80%	1.00%	-	13.83%	13.77% (d)
VIP - Value Strategies Investor Class (a)
2006	162	$11.90	$11.90	$ 1,928	0.25%	0.25%	0.22%	15.89%	15.89%
2005	77	$10.27	$10.27	$ 789	0.25%	0.25%	-	2.69%	2.69%
VIP - Utilities (b)
2006	507	$13.27	$13.13	$ 6,716	0.80%	1.00%	2.45%	30.74%	30.48%
2005	293	$10.15	$10.06	$ 2,989	0.80%	1.00%	2.24%	8.67%	8.45%
2004	218	$9.34	$9.28	$ 2,037	0.80%	1.00%	2.46%	23.61%	23.36%
2003	61	$7.56	$7.52	$ 461	0.80%	1.00%	1.12%	25.16%	24.91%
2002	56	$6.04	$6.02	$ 336	0.80%	1.00%	1.10%	(30.47%)	(30.61%)
VIP - Utilities Investor Class (a,b)
2006	230	$13.16	$13.16	$ 3,030	0.25%	0.25%	3.26%	31.24%	31.24%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology (b)
2006	582	$10.85	$10.73	$ 6,309	0.80%	1.00%	-	7.32%	7.11%
2005	709	$10.11	$10.02	$ 7,170	0.80%	1.00%	0.42%	10.00%	9.78%
2004	1,080	$9.19	$9.13	$ 9,924	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	1,368	$9.22	$9.18	$ 12,616	0.80%	1.00%	-	57.94%	57.63%
2002	440	$5.84	$5.82	$ 2,568	0.80%	1.00%	-	(38.29%)	(38.42%)
VIP - Technology Investor Class (a)
2006	61	$11.63	$11.63	$ 713	0.25%	0.25%	-	7.83%	7.83%
2005	20	$10.78	$10.78	$ 221	0.25%	0.25%	-	7.84%	7.84%
VIP - Energy (b)
2006	908	$22.06	$21.82	$ 20,024	0.80%	1.00%	0.59%	15.98%	15.75%
2005	1,195	$19.02	$18.85	$ 22,720	0.80%	1.00%	0.53%	45.14%	44.85%
2004	680	$13.10	$13.01	$ 8,905	0.80%	1.00%	0.83%	22.96%	22.72%
2003	200	$10.66	$10.60	$ 2,134	0.80%	1.00%	0.62%	29.57%	29.30%
2002	137	$8.22	$8.20	$ 1,125	0.80%	1.00%	0.75%	(12.28%)	(12.46%)
VIP - Energy Investor Class (a,b)
2006	213	$12.71	$12.71	$ 2,703	0.25%	0.25%	1.00%	16.40%	16.40%
2005	48	$10.92	$10.92	$ 522	0.25%	0.25%	0.59%	9.23%	9.23%
VIP - Health Care (b)
2006	553	$12.76	$12.62	$ 7,054	0.80%	1.00%	0.05%	5.49%	5.28%
2005	785	$12.09	$11.99	$ 9,481	0.80%	1.00%	0.19%	16.12%	15.89%
2004	680	$10.42	$10.34	$ 7,078	0.80%	1.00%	0.31%	8.09%	7.88%
2003	508	$9.64	$9.59	$ 4,891	0.80%	1.00%	-	15.24%	15.01%
2002	470	$8.36	$8.34	$ 3,930	0.80%	1.00%	0.28%	(17.75%)	(17.91%)
VIP - Health Care Investor Class (a)
2006	102	$10.99	$10.99	$ 1,122	0.25%	0.25%	0.05%	5.95%	5.95%
2005	27	$10.38	$10.38	$ 281	0.25%	0.25%	-	3.76%	3.76%
VIP - Financial Services (b)
2006	294	$15.16	$14.99	$ 4,452	0.80%	1.00%	1.06%	15.36%	15.13%
2005	270	$13.14	$13.02	$ 3,549	0.80%	1.00%	1.34%	6.85%	6.64%
2004	331	$12.30	$12.21	$ 4,069	0.80%	1.00%	-	10.84%	10.61%
2003	321	$11.09	$11.04	$ 3,563	0.80%	1.00%	1.21%	29.54%	29.28%
2002	297	$8.56	$8.54	$ 2,539	0.80%	1.00%	1.04%	(12.12%)	(12.29%)
VIP - Financial Services Investor Class (a)
2006	88	$12.40	$12.40	$ 1,088	0.25%	0.25%	0.36%	15.83%	15.83%
2005	13	$10.71	$10.71	$ 137	0.25%	0.25%	-	7.08%	7.08%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials (b)
2006	247	$17.50	$17.31	$ 4,306	0.80%	1.00%	0.90%	14.71%	14.47%
2005	249	$15.25	$15.12	$ 3,793	0.80%	1.00%	0.61%	11.98%	11.76%
2004	254	$13.62	$13.53	$ 3,459	0.80%	1.00%	0.63%	23.11%	22.86%
2003	105	$11.06	$11.01	$ 1,161	0.80%	1.00%	0.46%	37.26%	36.99%
2002	35	$8.06	$8.04	$ 282	0.80%	1.00%	0.09%	(20.32%)	(20.48%)
VIP - Industrials Investor Class (a,b)
2006	75	$12.09	$12.09	$ 903	0.25%	0.25%	1.74%	15.14%	15.14%
2005	3	$10.50	$10.50	$ 36	0.25%	0.25%	0.64%	4.96%	4.96%
VIP - Consumer Discretionary (b)
2006	64	$12.47	$12.34	$ 802	0.80%	1.00%	0.74%	11.73%	11.50%
2005	40	$11.16	$11.06	$ 446	0.80%	1.00%	-	2.15%	1.94%
2004	66	$10.93	$10.85	$ 720	0.80%	1.00%	-	8.46%	8.25%
2003	62	$10.08	$10.03	$ 627	0.80%	1.00%	-	24.09%	23.84%
2002	77	$8.12	$8.10	$ 627	0.80%	1.00%	0.05%	(17.03%)	(17.19%)
VIP - Consumer Discretionary Investor Class (a,b)
2006	14	$11.30	$11.30	$ 162	0.25%	0.25%	0.93%	12.34%	12.34%
2005	2	$10.06	$10.06	$ 25	0.25%	0.25%	-	0.61%	0.61%
VIP - Real Estate (b)
2006	760	$22.66	$22.52	$ 17,215	0.80%	1.00%	1.89%	35.62%	35.35%
2005	726	$16.71	$16.64	$ 12,132	0.80%	1.00%	2.60%	14.21%	13.98%
2004	728	$14.63	$14.60	$ 10,652	0.80%	1.00%	3.22%	33.07%	32.80%
2003	185	$11.00	$10.99	$ 2,034	0.80%	1.00%	1.90%	9.96%	9.90% (d)
VIP - Real Estate Investor Class (a)
2006	432	$14.23	$14.23	$ 6,143	0.25%	0.25%	2.58%	36.19%	36.19%
2005	17	$10.45	$10.45	$ 176	0.25%	0.25%	3.95%	4.51%	4.51%
VIP - Strategic Income (b)
2006	777	$11.92	$11.85	$ 9,248	0.80%	1.00%	3.92%	7.00%	6.79%
2005	964	$11.14	$11.10	$ 10,736	0.80%	1.00%	4.98%	2.27%	2.07%
2004	548	$10.89	$10.87	$ 5,965	0.80%	1.00%	3.68%	8.89%	8.74% (c)
VIP - Strategic Income Investor Class (a)
2006	977	$10.86	$10.86	$ 10,605	0.25%	0.25%	8.46%	7.58%	7.58%
2005	84	$10.09	$10.09	$ 852	0.25%	0.25%	7.57%	0.93%	0.93%
VIP - Aggressive Growth (a)
2006	35	$11.70	$11.67	$ 408	0.80%	1.00%	-	7.66%	7.45%
2005	30	$10.87	$10.86	$ 327	0.80%	1.00%	-	8.68%	8.57%
VIP - Aggressive Growth Investor Class (a)
2006	27	$11.13	$11.13	$ 302	0.25%	0.25%	-	8.17%	8.17%
2005	1	$10.29	$10.29	$ 8	0.25%	0.25%	-	2.94%	2.94%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Capital Appreciation (a)
2006	0	$ -	$ -	$ -	0.80%	1.00%	0.00%	1.22%	1.08%
2005	39	$11.38	$11.37	$ 449	0.80%	1.00%	0.39%	13.81%	13.70%
VIP - International Capital Appreciation Class R (a)
2006	161	$12.93	$12.89	$ 2,083	0.80%	1.00%	0.98%	13.58%	13.36%
VIP - International Capital Appreciation Investor Class (a)
2006	182	$12.28	$12.28	$ 2,239	0.25%	0.25%	1.08%	13.94%	13.94%
2005	39	$10.77	$10.77	$ 417	0.25%	0.25%	0.35%	7.73%	7.73%
VIP - Value Leaders (a)
2006	194	$12.37	$12.34	$ 2,390	0.80%	1.00%	0.85%	14.26%	14.03%
2005	202	$10.83	$10.82	$ 2,192	0.80%	1.00%	0.61%	8.30%	8.19%
VIP - Value Leaders Investor Class (a)
2006	168	$11.95	$11.95	$ 2,012	0.25%	0.25%	1.61%	14.70%	14.70%
2005	7	$10.42	$10.42	$ 71	0.25%	0.25%	0.62%	4.20%	4.20%
VIP - Value (a)
2006	133	$12.13	$12.10	$ 1,624	0.80%	1.00%	1.15%	13.84%	13.61%
2005	67	$10.66	$10.65	$ 708	0.80%	1.00%	0.63%	6.60%	6.49%
VIP - Value Investor Class (a)
2006	161	$11.74	$11.74	$ 1,892	0.25%	0.25%	1.35%	14.20%	14.20%
2005	15	$10.28	$10.28	$ 151	0.25%	0.25%	0.76%	2.83%	2.83%
VIP - Growth Stock (a)
2006	37	$10.61	$10.58	$ 390	0.80%	1.00%	0.04%	0.31%	0.11%
2005	141	$10.58	$10.57	$ 1,486	0.80%	1.00%	-	5.80%	5.70%
VIP - Growth Stock Investor Class (a)
2006	9	$10.39	$10.39	$ 94	0.25%	0.25%	0.03%	0.69%	0.69%
2005	4	$10.32	$10.32	$ 39	0.25%	0.25%	-	3.19%	3.19%
VIP - Freedom Income (a)
2006	89	$10.86	$10.86	$ 961	0.80%	0.80%	3.23%	6.09%	6.09%
2005	71	$10.23	$10.23	$ 727	0.80%	0.80%	1.27%	2.32%	2.32%
VIP - Freedom Income Investor Class (a)
2006	76	$10.81	$10.81	$ 822	0.25%	0.25%	0.50%	6.57%	6.57%
2005	45	$10.14	$10.14	$ 457	0.25%	0.25%	-	1.41%	1.41%
VIP - Freedom 2005 (a)
2006	43	$11.40	$11.40	$ 493	0.80%	0.80%	3.15%	8.71%	8.71%
2005	14	$10.48	$10.48	$ 142	0.80%	0.80%	0.28%	4.82%	4.82%
VIP - Freedom 2005 Investor Class (a)
2006	38	$11.21	$11.21	$ 430	0.25%	0.25%	0.22%	9.44%	9.44%
2005	10	$10.24	$10.24	$ 106	0.25%	0.25%	-	2.41%	2.41%
VIP - Freedom 2010 (a)
2006	174	$11.45	$11.45	$ 1,990	0.80%	0.80%	1.62%	8.95%	8.95%
2005	219	$10.51	$10.51	$ 2,296	0.80%	0.80%	1.13%	5.06%	5.06%
VIP - Freedom 2010 Investor Class (a)
2006	228	$11.21	$11.21	$ 2,553	0.25%	0.25%	0.06%	9.21%	9.21%
2005	14	$10.26	$10.26	$ 140	0.25%	0.25%	-	2.61%	2.61%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015 (a)
2006	305	$11.72	$11.72	$ 3,577	0.80%	0.80%	1.38%	10.15%	10.15%
2005	231	$10.64	$10.64	$ 2,457	0.80%	0.80%	1.14%	6.37%	6.37%
VIP - Freedom 2015 Investor Class (a)
2006	272	$11.42	$11.42	$ 3,103	0.25%	0.25%	0.07%	10.61%	10.61%
2005	11	$10.32	$10.32	$ 115	0.25%	0.25%	-	3.21%	3.21%
VIP - Freedom 2020 (a)
2006	202	$11.92	$11.92	$ 2,404	0.80%	0.80%	1.49%	11.06%	11.06%
2005	189	$10.74	$10.74	$ 2,024	0.80%	0.80%	0.85%	7.35%	7.35%
VIP - Freedom 2020 Investor Class (a)
2006	340	$11.57	$11.57	$ 3,931	0.25%	0.25%	0.21%	11.55%	11.55%
2005	16	$10.37	$10.37	$ 170	0.25%	0.25%	-	3.71%	3.71%
VIP - Freedom 2025 (a)
2006	84	$12.05	$12.05	$ 1,016	0.80%	0.80%	2.22%	11.59%	11.59%
2005	32	$10.80	$10.80	$ 347	0.80%	0.80%	0.77%	8.02%	8.02%
VIP - Freedom 2025 Investor Class (a)
2006	72	$11.65	$11.65	$ 834	0.25%	0.25%	0.26%	11.98%	11.98%
2005	17	$10.40	$10.40	$ 176	0.25%	0.25%	-	4.01%	4.01%
VIP - Freedom 2030 (a)
2006	82	$12.23	$12.23	$ 1,007	0.80%	0.80%	2.17%	12.29%	12.29%
2005	46	$10.89	$10.89	$ 505	0.80%	0.80%	0.74%	8.87%	8.87%
VIP - Freedom 2030 Investor Class (a)
2006	92	$11.77	$11.77	$ 1,080	0.25%	0.25%	0.19%	12.83%	12.83%
2005	1	$10.43	$10.43	$ 8	0.25%	0.25%	-	4.31%	4.31%
VIP - Freedom Lifetime Income I (a)
2006	138	$11.12	$11.12	$ 1,534	0.60%	0.60%	4.66%	8.50%	8.50%
VIP - Freedom Lifetime Income II (a)
2006	17	$11.45	$11.45	$ 194	0.60%	0.60%	4.11%	10.71%	10.71%
VIP - Disciplined Small Cap (a)
2006	39	$10.10	$10.09	$ 398	0.80%	1.00%	0.28%	1.01%	.87%
VIP - Disciplined Small Cap Investor Class (a)
2006	93	$10.14	$10.14	$ 940	0.25%	0.25%	0.28%	1.37%	1.37%
VIP - FundsManager 20% (a)
2006	278	$10.45	$10.40	$ 2,901	0.25%	1.00%	3.37%	4.54%	4.01%
VIP - FundsManager 50% (a)
2006	1,881	$10.59	$10.53	$ 19,901	0.25%	1.00%	2.67%	5.86%	5.33%
VIP - FundsManager 70% (a)
2006	1,966	$10.68	$10.62	$ 20,962	0.25%	1.00%	2.27%	6.77%	6.24%
VIP - FundsManager 85% (a)
2006	905	$10.70	$10.65	$ 9,666	0.25%	1.00%	1.33%	6.99%	6.45%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Equity
2006	1,928	$11.19	$23.94	$ 36,693	0.25%	1.00%	0.67%	36.80%	35.78%
2005	1,699	$17.87	$17.63	$ 30,287	0.80%	1.00%	0.35%	32.79%	32.52%
2004	1,082	$13.45	$13.30	$ 14,551	0.80%	1.00%	0.60%	22.13%	21.88%
2003	1,045	$11.02	$10.92	$ 11,512	0.80%	1.00%	-	48.47%	48.18%
2002	454	$7.42	$7.37	$ 3,368	0.80%	1.00%	-	(9.63%)	(9.81%)
UIF - Emerging Markets Debt
2006	232	$10.85	$20.85	$ 4,461	0.25%	1.00%	7.71%	10.53%	9.70%
2005	295	$19.26	$19.01	$ 5,680	0.80%	1.00%	7.86%	11.36%	11.13%
2004	285	$17.30	$17.10	$ 4,923	0.80%	1.00%	6.42%	9.18%	8.96%
2003	316	$15.84	$15.70	$ 5,009	0.80%	1.00%	-	26.84%	26.59%
2002	181	$12.49	$12.40	$ 2,258	0.80%	1.00%	6.91%	8.35%	8.13%
UIF - Global Value Equity
2006	415	$11.11	$17.95	$ 6,913	0.25%	1.00%	1.44%	20.90%	20.00%
2005	415	$15.16	$14.96	$ 6,280	0.80%	1.00%	1.04%	4.99%	4.78%
2004	435	$14.44	$14.27	$ 6,273	0.80%	1.00%	0.97%	12.63%	12.40%
2003	334	$12.82	$12.70	$ 4,272	0.80%	1.00%	-	27.93%	27.68%
2002	336	$10.02	$9.95	$ 3,365	0.80%	1.00%	1.36%	(17.53%)	(17.70%)
UIF - International Magnum
2006	768	$10.96	$15.05	$ 10,654	0.25%	1.00%	0.08%	24.82%	23.89%
2005	425	$12.31	$12.15	$ 5,222	0.80%	1.00%	1.31%	10.18%	9.96%
2004	391	$11.17	$11.05	$ 4,367	0.80%	1.00%	2.93%	16.45%	16.21%
2003	315	$9.60	$9.51	$ 3,022	0.80%	1.00%	0.13%	26.40%	26.14%
2002	269	$7.59	$7.54	$ 2,038	0.80%	1.00%	1.35%	(17.48%)	(17.65%)
OMIF - Growth II (b)
2006	158	$11.18	$11.01	$ 1,774	0.80%	1.00%	-	6.34%	6.13%
2005	197	$10.51	$10.37	$ 2,069	0.80%	1.00%	-	10.47%	10.25%
2004	307	$9.52	$9.41	$ 2,917	0.80%	1.00%	-	5.76%	5.54%
2003	544	$9.00	$8.92	$ 4,895	0.80%	1.00%	-	24.70%	24.45%
2002	699	$7.22	$7.16	$ 5,045	0.80%	1.00%	-	(30.99%)	(31.12%)
OMIF - Small Cap (b)
2006	313	$23.75	$23.39	$ 7,434	0.80%	1.00%	-	15.80%	15.57%
2005	424	$20.51	$20.24	$ 8,688	0.80%	1.00%	-	0.67%	0.46%
2004	556	$20.37	$20.14	$ 11,320	0.80%	1.00%	-	15.25%	15.02%
2003	1,008	$17.68	$17.51	$ 17,811	0.80%	1.00%	-	37.92%	37.64%
2002	1,398	$12.82	$12.72	$ 17,905	0.80%	1.00%	-	(31.66%)	(31.80%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Select Value (b)
2006	156	$20.61	$20.30	$ 3,209	0.80%	1.00%	1.42%	24.73%	24.48%
2005	232	$16.52	$16.31	$ 3,831	0.80%	1.00%	1.92%	3.67%	3.47%
2004	301	$15.94	$15.76	$ 4,801	0.80%	1.00%	2.04%	2.03%	1.82%
2003	512	$15.62	$15.48	$ 7,985	0.80%	1.00%	2.44%	17.35%	17.11%
2002	964	$13.31	$13.22	$ 12,825	0.80%	1.00%	0.84%	(25.67%)	(25.82%)
OMIF - Columbus Circle Technology & Communications (b)
2006	584	$9.17	$9.03	$ 5,351	0.80%	1.00%	-	3.87%	3.66%
2005	826	$8.83	$8.71	$ 7,284	0.80%	1.00%	-	9.04%	8.82%
2004	1,203	$8.10	$8.01	$ 9,739	0.80%	1.00%	-	5.57%	5.36%
2003	1,968	$7.67	$7.60	$ 15,093	0.80%	1.00%	-	44.17%	43.88%
2002	2,321	$5.32	$5.28	$ 12,351	0.80%	1.00%	-	(54.36%)	(54.45%)
OMIF - Large Cap Growth (b)
2006	367	$17.11	$16.85	$ 6,275	0.80%	1.00%	-	7.23%	6.99%
2005	493	$15.96	$15.75	$ 7,869	0.80%	1.00%	-	4.86%	4.65%
2004	713	$15.22	$15.05	$ 10,852	0.80%	1.00%	-	6.06%	5.85%
2003	1,088	$14.35	$14.22	$ 15,610	0.80%	1.00%	-	31.80%	31.54%
2002	1,355	$10.89	$10.81	$ 14,744	0.80%	1.00%	-	(31.89%)	(32.02%)
WFAF - Advantage VT Discovery (b)
2006	322	$17.24	$16.98	$ 5,544	0.80%	1.00%	-	13.73%	13.50%
2005	401	$15.16	$14.96	$ 6,066	0.80%	1.00%	-	8.73%	8.51%
2004	512	$13.94	$13.78	$ 7,133	0.80%	1.00%	-	18.20%	17.96%
2003	871	$11.79	$11.68	$ 10,272	0.80%	1.00%	-	33.14%	32.87%
2002	882	$8.86	$8.79	$ 7,808	0.80%	1.00%	-	(38.05%)	(38.17%)
WFAF - Advantage VT Opportunity (b)
2006	194	$21.30	$20.97	$ 4,131	0.80%	1.00%	-	11.32%	11.10%
2005	245	$19.13	$18.88	$ 4,681	0.80%	1.00%	-	7.02%	6.81%
2004	321	$17.88	$17.67	$ 5,735	0.80%	1.00%	-	17.27%	17.04%
2003	488	$15.24	$15.10	$ 7,428	0.80%	1.00%	0.07%	35.91%	35.64%
2002	659	$11.21	$11.13	$ 7,384	0.80%	1.00%	0.37%	(27.40%)	(27.55%)
CST - Small Cap Core I (b)
2006	278	$11.92	$11.74	$ 3,317	0.80%	1.00%	-	3.93%	3.72%
2005	392	$11.47	$11.32	$ 4,477	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	654	$11.88	$11.75	$ 7,771	0.80%	1.00%	-	9.98%	9.76%
2003	855	$10.81	$10.70	$ 9,228	0.80%	1.00%	-	47.36%	47.06%
2002	439	$7.33	$7.28	$ 3,215	0.80%	1.00%	-	(34.22%)	(34.36%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
CST - International Focus
2006	146	$14.59	$14.37	$ 2,133	0.80%	1.00%	1.04%	17.71%	17.47%
2005	147	$12.40	$12.23	$ 1,831	0.80%	1.00%	0.77%	16.50%	16.27%
2004	144	$10.64	$10.52	$ 1,530	0.80%	1.00%	0.95%	13.82%	13.59%
2003	153	$9.35	$9.26	$ 1,435	0.80%	1.00%	0.48%	32.03%	31.76%
2002	149	$7.08	$7.03	$ 1,057	0.80%	1.00%	-	(20.55%)	(20.71%)
CST - Global Small Cap Focus (b)
2006	155	$14.49	$14.27	$ 2,238	0.80%	1.00%	-	12.30%	12.08%
2005	180	$12.90	$12.73	$ 2,340	0.80%	1.00%	-	15.22%	14.99%
2004	193	$11.20	$11.07	$ 2,157	0.80%	1.00%	-	17.04%	16.81%
2003	567	$9.57	$9.48	$ 5,421	0.80%	1.00%	-	46.48%	46.18%
2002	124	$6.53	$6.49	$ 811	0.80%	1.00%	-	(34.68%)	(34.82%)
Lazard - Retirement Emerging Markets (a)
2006	315	$11.05	$10.99	$ 3,477	0.25%	1.00%	0.37%	10.45%	9.90%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) TThe unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
March 30, 2007

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement and Freedom Lifetime Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0207
1.540222.109

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B.There are no financial statements included in Part A, other than Accumulation Unit Values.

Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2006.

Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2006 and 2005.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2006 and 2005.

Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006 and 2005.

Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006 and 2005.

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006 and 2005.

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)Exhibits

(1)Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2)Not Applicable.

(3) (a)Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4) (a)Specimen Variable Annuity Contract. (Note 1)

(b)Endorsement for Unisex Contract. (Note 1)

(c)Endorsement for Qualified Contracts. (Note 1)

(5) (a)Application for Variable Annuity Contract. (Note 1)

(6) (a) Charter of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7) Not Applicable.

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services. (Note 1)

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued is filed herewith.

(10) Written consent of PricewaterhouseCoopers LLP is filed herewith.

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations (Note 2)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 4)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 4)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

(h) Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

(i) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Distributor") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 10)

(15)Powers of Attorney (Note 3)

(a) Power of Attorney for Lena Goldberg. (Note 7)

(b) Power of Attorney for Allan Brandon. (Note 5)

(c) Power of Attorney for Richard A. Spillane, Jr. (Note 8)

(d) Power of Attorney for David A. Golino (Note 10)

(e) Power of Attorney for Jon J. Skillman (Note 10)

(f) Power of Attorney for Roger T. Servision (Note 10)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed electronically on April 27, 1997.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 33-24400 filed April 24, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 4 to this Registration Statement filed April 26, 1996.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 7 to this Registration Statement filed April 28, 1998.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 8 to this Registration Statement filed January 19, 1999.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 15 to this Registration Statement filed September 25, 2003.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement No. 33-42376, filed on April 24, 2001, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 9) Incoporated by reference from Post-Effective Amendment No. 14 to Registration Statement No. 33-42376, filed on April 25, 2003, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 10) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed on April 27, 2006.

Item 25. Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life

RICHARD A. SPILLANE, JR., Director
LENA G. GOLDBERG, Director
CLARE S. RICHER, Director
ALLAN BRANDON, Director
JON J. SKILLMAN, Director
RODNEY R. ROHDA, Director
PETER G. JOHANNSEN, Director
MALCOLM MACKAY, Director
FLOYD L. SMITH, Director
ALBERT FRANCKE, Director
ROGER T. SERVISON, Director

Executive Officers Who Are not Directors

Joan M. Bloom	\\\\\\\\\\\\\\\\\\\	Senior Vice President, Marketing
David A. Golino		Senior Vice President and Chief Financial Officer and Treasurer
David W. Morse		Senior Vice President, Client Services
David J. Pearlman		Sr. Vice President, Secretary and Deputy Legal Counsel
Stephen L. Deschenes		Executive Vice President, Product Management
Jeffrey K. Cimini		Executive Vice President, Sales
William J. Johnson Jr.		Actuary and Executive Vice President, Investment Product Developement and Risk Management
Paul J. Vancheri		Senior Vice President, Systems and Technology
Earl F. Martin		Appointed Actuary
Brian N. Leary		Chief Compliance Officer and Consumer Services Officers

The addresses of Albert Francke, Peter Johannsen, Malcolm MacKay, and Floyd L. Smith are 11 Depot Street, P. O. Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109; and 4 Peter Cooper Road, # 9G, New York, New York 10010, respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2007, there were 272 Qualified Contracts and 9,548 Non-qualified Contracts.

Item 28. Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Steven P. Akin	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Director
	Ellyn A. McColgan		Director
	Steven P. Akin		Chief Executive Officer and President
	Michael J. Sonier		Chief Financial Officer and Senior Vice President
	Jim Smith		Vice President, Real Estate
	William C. Carey		Executive Vice President
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	Eunice Lee		Secretary and General Counsel
	Susan Sturdy		Assistant Secretary
	Susan Boudrot		Compliance Officer
	Lee Weiss		Executive Vice President, Family Office

(c) Commissions and other compensation received by principal underwriter.

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2006, 2005, and 2004 were $2,743,836, $1,857,529 and $1,813,800 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April 2007.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	*/s/David J. Pearlman
	Jon J. Skillman			David J. Pearlman,
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2007.

Signature	Title
/s/ *
Jon J. Skillman	President and Director	)
)
/s/ *		)
David A. Golino	Senior Vice President, Chief Financial Officer & Treasurer	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Richard A. Spillane, Jr.	Director	) By:	*/s/David J. Pearlman
		)	David J. Pearlman
/s/ *		)	(Attorney-in-Fact)
Rodney R. Rohda	Director	)
)
/s/ *		)
Allan Brandon	Director	)
)
/s/ *		)
Albert Francke	Director	)
)
/s/ *		)
Lena G. Goldberg	Director	)

)
/s/ *		)
Peter G. Johnannsen	Director	)
)
/s/ *		)By: */s/David J. Pearlman
Malcolm MacKay	Director	) David J. Pearlman
) (Attorney-in-Fact)
/s/ *		)
Clare S. Richer	Director	)
)
/s/ *		)
Floyd L. Smith	Director	)